UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2009

Date of reporting period: July 31, 2009

Item 1. Schedule of Investments:

Putnam Absolute Return 100 and 300 Funds
The funds' portfolios
July 31, 2009 (Unaudited)

MORTGAGE-BACKED SECURITIES(a)	100 Fund 12.3%		300 Fund 24.1%

	Principal amount	Value	Principal amount	Value

Banc of America Commercial Mortgage,
Inc.
FRB Ser. 07-3, Class A2, 5.658s, 2049	$280,000	$280,097	$1,234,000	$1,234,429
Ser. 07-5, Class A3, 5.62s, 2051	184,000	168,316	596,000	545,198
Ser. 06-5, Class A2, 5.317s, 2047	40,000	38,474	211,000	202,953
Ser. 07-1, Class XW, IO, 0.288s, 2049	1,619,772	17,616	7,689,977	83,635
Banc of America Commercial Mortgage,
Inc. 144A
Ser. 02-PB2, Class XC, IO, 0.771s, 2035	872,883	13,784	4,143,522	65,430
Ser. 04-4, Class XC, IO, 0.367s, 2042	2,599,320	29,909	12,340,380	141,992
Bear Stearns Alternate Trust II FRB
Ser. 07-1, Class 1A1, 6.074s, 2047	310,499	174,352	946,780	531,639
Bear Stearns Commercial Mortgage
Securities, Inc. Ser. 07-PW18,
Class A2, 5.613s, 2050	173,000	171,939	656,000	651,976
Citigroup FRB Ser. 07-AR5, Class 1A2A,
5.604s, 2037	99,645	58,958	506,647	299,773
Citigroup Mortgage Loan Trust, Inc. FRB
Ser. 07-6, Class 1A3A, 5.779s, 2046	120,071	62,437	425,159	221,082
Citigroup/Deutsche Bank Commercial
Mortgage Trust Ser. 07-CD4, Class A2B,
5.205s, 2049	76,000	75,086	454,000	448,539
Countrywide Alternative Loan Trust
Ser. 06-2CB, Class A11, 6s, 2036	48,512	29,009	192,109	114,875
Ser. 05-80CB, Class 2A1, 6s, 2036	45,049	32,238	297,689	213,033
FRB Ser. 06-23CBC, Class 2A5, 0.685s,
2036	116,085	57,317	353,935	174,755
FRB Ser. 07-HY7C, Class A1, 0.425s, 2037	98,004	45,082	318,512	146,515
Countrywide Home Loans 144A Ser. 06-R1,
Class AS, IO, 5.565s, 2036	107,535	9,649	426,915	38,308
Credit Suisse Mortgage Capital
Certificates
FRB Ser. 08-C1, Class A2, 6.217s, 2041	72,000	71,306	411,000	407,038
FRB Ser. 07-C4, Class A2, 5.81s, 2039	43,000	43,255	247,000	248,464
Ser. 07-C2, Class A2, 5.448s, 2049	92,000	89,489	285,000	277,221
CS First Boston Mortgage Securities
Corp. 144A Ser. 04-C4, Class AX, IO,
0.396s, 2039	976,709	16,560	4,636,171	78,605
CWCapital Cobalt Ser. 07-C2, Class A2,
5.334s, 2047	62,000	60,474	214,000	208,733
Deutsche Alternative Securities, Inc.
FRB Ser. 06-AR6, Class A6, 0.475s, 2037	111,553	54,661	260,522	127,656
Fannie Mae
IFB Ser. 04-W2, Class 1A3S, IO, 6.865s,
2044	49,351	3,424	141,363	9,807
IFB Ser. 05-90, Class GS, IO, 6.465s,
2035	67,098	8,449	393,355	49,531
IFB Ser. 05-18, Class SK, IO, 6.465s,
2035	69,041	6,713	406,526	39,527
IFB Ser. 05-57, Class CI, IO, 6.415s,
2035	276,397	29,239	552,794	58,479
IFB Ser. 05-104, Class SI, IO, 6.415s,
2033	422,550	46,840	2,044,663	226,654
IFB Ser. 05-73, Class SD, IO, 6.395s,
2035	--	--	149,293	20,797
IFB Ser. 05-51, Class WS, IO, 6.345s,
2035	102,972	13,076	423,133	53,734
IFB Ser. 06-36, Class PS, IO, 6.315s,
2036	142,860	16,589	587,026	68,165
IFB Ser. 09-43, Class SB, IO, 6.045s,
2039	--	--	168,425	20,595
IFB Ser. 08-11, Class SC, IO, 5.995s,
2038	88,527	9,556	441,749	47,687
Ser. 06-W2, Class 1AS, IO, 5.661s, 2036	395,383	36,326	790,766	72,652
Ser. 07-W1, Class 1AS, IO, 5.406s, 2046	780,092	70,208	1,559,443	140,350
Ser. 03-W12, Class 1IO2, IO, 1.983s,
2043	955,628	50,170	2,831,428	148,650
Ser. 98-W2, Class X, IO, 1.395s, 2028	502,645	16,650	1,437,875	47,630
FRB Ser. 05-115, Class DF, 1.181s, 2033	21,285	20,662	71,306	69,217
Ser. 98-W5, Class X, IO, 1.154s, 2028	217,875	7,217	623,250	20,645
FRB Ser. 07-80, Class F, 0.985s, 2037	--	--	95,195	94,282
FRB Ser. 06-3, Class FY, 0.785s, 2036	105,352	103,229	452,038	442,928
Ser. 03-W1, Class 2A, IO, 0.243s, 2042	747,146	8,405	2,137,130	24,043
Federal Home Loan Mortgage Corp.
Structured Pass-Through Securities
Ser. T-59, Class 1AX, IO, 0.27s, 2043	641,903	4,413	1,835,885	12,622
Ser. T-48, Class A2, IO, 0.212s, 2033	868,754	6,516	2,485,165	18,639
FRB Ser. T-54, Class 2A, IO, 0.173s,
2043	359,837	1,937	1,029,413	5,541
Ser. T-8, Class A9, IO, 0.504s, 2028	311,466	3,893	890,942	11,137
Freddie Mac
IFB Ser. 3151, Class SI, IO, 6.862s,
2036	183,509	25,670	892,313	124,819
IFB Ser. 2779, Class YS, IO, 6.862s,
2033	193,286	21,070	794,440	86,602
IFB Ser. 3123, Class LI, IO, 6.412s,
2036	924,479	121,698	1,800,059	236,960
IFB Ser. 3107, Class DC, IO, 6.412s,
2035	1,397,615	172,958	4,033,314	499,131
IFB Ser. 3387, Class PS, IO, 6.292s,
2037	228,566	30,006	457,132	60,012
IFB Ser. 3346, Class SC, IO, 6.262s,
2033	1,411,769	169,215	6,638,695	795,714
IFB Ser. 3346, Class SB, IO, 6.262s,
2033	1,068,056	127,814	4,863,716	582,041
FRB Ser. 2718, Class FN, 1.788s, 2033	16,735	16,302	76,848	74,860
FRB Ser. 2634, Class LF, 1.581s, 2033	24,275	24,024	90,626	89,690
FRB Ser. 3190, Class FL, 1.088s, 2032	--	--	109,971	105,924
FRB Ser. 3059, Class FD, 1.009s, 2035	77,971	76,662	324,282	318,837

FRB Ser. 3035, Class NF, 1.009s, 2035	154,389	150,154	641,790	624,186
FRB Ser. 3350, Class FK, 0.888s, 2037	63,421	62,491	93,229	91,861
FRB Ser. 3192, Class FE, 0.888s, 2036	81,720	81,364	339,466	337,985
FRB Ser. 3237, Class FT, 0.809s, 2036	67,408	67,387	280,436	280,349
Ser. 3290, Class DO, PO, zero %, 2036	--	--	107,460	104,888
Ser. 3337, Class OA, PO, zero %, 2036	13,493	13,012	14,033	13,533
Ser. 3171, Class KO, PO, zero %, 2036	56,809	56,632	163,611	163,099
Ser. 3092, Class OL, PO, zero %, 2035	--	--	70,728	61,518
Ser. 3073, Class TO, PO, zero %, 2034	26,279	25,489	26,279	25,489
GE Capital Commercial Mortgage Corp.
144A Ser. 05-C2, Class XC, IO, 0.127s,
2043	7,567,985	35,942	35,929,091	170,634
Government National Mortgage Association
IFB Ser. 07-35, Class KS, 26.191s, 2037	210,186	257,098	865,370	1,058,512
IFB Ser. 05-68, Class SN, IO, 6.913s,
2034	--	--	288,322	29,830
IFB Ser. 04-47, Class SY, IO, 6.773s,
2034	--	--	151,554	16,039
IFB Ser. 04-96, Class KS, IO, 6.711s,
2034	--	--	130,838	16,309
IFB Ser. 06-16, Class GS, IO, 6.701s,
2036	55,942	6,231	312,158	34,771
IFB Ser. 04-70, Class SP, IO, 6.611s,
2034	49,984	5,980	286,113	34,233
IFB Ser. 07-8, Class SH, IO, 6.511s,
2037	258,948	30,090	1,322,578	153,684
IFB Ser. 05-18, Class S, IO, 6.511s,
2035	76,241	8,791	448,218	51,684
IFB Ser. 05-77, Class CS, IO, 6.511s,
2032	--	--	139,063	12,163
IFB Ser. 07-35, Class PY, IO, 6.463s,
2037	651,828	76,657	3,164,708	372,179
IFB Ser. 04-104, Class IS, IO, 6.461s,
2034	70,289	7,036	413,057	41,347
IFB Ser. 06-25, Class SI, IO, 6.411s,
2036	144,726	16,832	596,064	69,322
IFB Ser. 07-37, Class SU, IO, 6.403s,
2037	91,806	10,989	539,264	64,550
IFB Ser. 07-37, Class YS, IO, 6.383s,
2037	--	--	378,950	40,991
IFB Ser. 07-16, Class KU, IO, 6.361s,
2037	277,729	28,987	1,595,610	166,534
IFB Ser. 06-29, Class SN, IO, 6.361s,
2036	56,574	5,658	298,143	29,817
IFB Ser. 06-36, Class SN, IO, 6.321s,
2036	282,603	26,336	1,662,969	154,972
IFB Ser. 08-6, Class TI, IO, 6.313s,
2032	196,105	15,311	255,721	19,965
IFB Ser. 03-110, Class SP, IO, 6.313s,
2030	160,801	13,253	945,770	77,950
IFB Ser. 06-38, Class SW, IO, 6.211s,
2036	122,045	10,523	802,827	69,220
IFB Ser. 08-40, Class SC, IO, 6.063s,
2038	2,589,094	261,134	10,878,709	1,097,220
IFB Ser. 05-92, Class SP, IO, 6.011s,
2035	268,004	23,429	1,763,976	154,207
IFB Ser. 05-66, Class S, IO, 5.963s,
2035	173,507	20,975	1,142,552	138,123
IFB Ser. 07-17, Class SI, IO, 5.901s,
2037	188,017	20,189	244,422	26,246
IFB Ser. 06-16, Class SJ, IO, 5.811s,
2036	125,870	11,201	742,914	66,112
IFB Ser. 05-27, Class SP, IO, 5.811s,
2035	111,202	9,651	653,364	56,705
IFB Ser. 04-87, Class SD, IO, 5.811s,
2034	116,306	10,756	667,247	61,707
IFB Ser. 04-83, Class CS, IO, 5.791s,
2034	166,210	15,017	976,630	88,239
IFB Ser. 07-28, Class SB, IO, 5.761s,
2037	--	--	146,677	13,855
IFB Ser. 04-89, Class HS, IO, 5.711s,
2034	343,689	31,200	2,064,807	187,443
GS Mortgage Securities Corp. II Ser.
06-GG6, Class A2, 5.506s, 2038	255,000	255,792	1,078,000	1,081,348
GS Mortgage Securities Corp. II 144A
Ser. 03-C1, Class X1, IO, 0.29s, 2040	1,738,170	30,956	8,250,339	146,933
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP1, Class 1AS, IO, 5.864s, 2035	412,142	34,774	2,214,142	186,818
Ser. 06-RP2, Class 1AS1, IO, 5.61s, 2036	--	--	710,500	57,728
Ser. 98-2, IO, 1.055s, 2027	87,981	2,529	251,757	7,238
Ser. 98-4, IO, 0.779s, 2026	109,083	2,863	312,105	8,193
Ser. 98-3, IO, 0.688s, 2027	109,446	2,394	312,978	6,846
Ser. 99-2, IO, 0.603s, 2027	144,469	3,251	413,095	9,295
IndyMac Indx Mortgage Loan Trust FRB
Ser. 06-AR5, Class 1A2, 5.734s, 2036	307,603	51,524	735,143	123,137
JPMorgan Chase Commercial Mortgage
Securities Corp.
Ser. 07-LD12, Class A2, 5.827s, 2051	152,000	147,463	506,000	490,898
FRB Ser. 07-LD11, Class A2, 5.783s, 2049	186,000	183,937	943,000	932,540
FRB Ser. 07-CB19, Class A2, 5.748s, 2049	79,000	79,341	376,000	377,625
Ser. 05-LDP4, Class A2, 4.79s, 2042	57,841	57,913	177,971	178,194
Ser. 06-CB16, Class X1, IO, 0.102s, 2045	3,758,759	31,244	17,841,986	148,306
LB Commercial Conduit Mortgage Trust
Ser. 07-C3, Class A2, 5.84s, 2044	91,000	91,587	381,000	383,457
LB-UBS Commercial Mortgage Trust
Ser. 07-C2, Class A2, 5.303s, 2040	89,000	87,910	482,000	476,097
Ser. 05-C7, Class A2, 5.103s, 2030	71,000	70,768	362,000	360,817
Ser. 07-C2, Class XW, IO, 0.547s, 2040	1,115,431	23,289	5,295,801	110,572
LB-UBS Commercial Mortgage Trust 144A
Ser. 03-C5, Class XCL, IO, 0.235s, 2037	1,499,259	24,761	7,117,339	117,545
Merrill Lynch Mortgage Trust Ser.
06-C1, Class A2, 5.611s, 2039	99,000	98,690	423,000	421,674
Merrill Lynch Mortgage Trust 144A Ser.
05-LC1, Class X, IO, 0.1s, 2044	3,433,448	16,515	16,300,331	78,403
Merrill Lynch/Countrywide Commercial
Mortgage Trust Ser. 06-4, Class A2,
5.112s, 2049	35,000	34,741	185,000	183,631
Morgan Stanley Capital I

FRB Ser. 07-IQ15, Class A2, 5.841s, 2049	29,000	27,839	165,000	158,392
Ser. 07-IQ13, Class A3, 5.331s, 2044	128,000	113,989	498,000	443,487
Ser. 06-T21, Class A2, 5.09s, 2052	30,000	29,997	72,000	71,992
Residential Accredit Loans, Inc. Ser.
06-QS13, Class 1A5, 6s, 2036	71,296	47,011	303,156	199,894
Structured Adjustable Rate Mortgage
Loan Trust
FRB Ser. 07-10, Class 1A1, 6s, 2037	374,517	214,411	1,263,514	723,362
FRB Ser. 06-9, Class 1A1, 5.025s, 2036	172,492	90,564	930,567	488,578
FRB Ser. 06-12, Class 1A1, 0.445s, 2037	144,801	75,297	569,508	296,144
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C33, Class A3, 5.902s, 2051	165,000	144,893	650,000	570,790
Ser. 06-C27, Class A2, 5.624s, 2045	97,000	97,208	406,000	406,871
Ser. 07-C31, Class A2, 5.421s, 2047	82,000	79,941	256,000	249,573
Wachovia Bank Commercial Mortgage Trust
144A Ser. 03-C3, Class IOI, IO, 0.483s,
2035	1,484,460	33,321	7,048,694	158,220
Wells Fargo Alternative Loan Trust FRB
Ser. 07-PA6, Class A1, 6.584s, 2037	131,057	74,754	644,638	367,696

Total mortgage-backed securities (cost $6,223,597 and $25,738,953)		$6,626,201		$27,439,516

U.S. GOVERNMENT AGENCY OBLIGATIONS(a)	100 Fund 8.0%		300 Fund 7.4%

	Principal amount	Value	Principal amount	Value

Bank of America NA FDIC guaranteed
notes FRN 0.966s, 2010	400,000	$399,900	$600,000	$599,850
Bank of America NA FDIC guaranteed
notes FRN Ser. BKNT, 0.659s, 2010	300,000	300,740	700,000	701,726
General Electric Capital Corp. FDIC
guaranteed notes 1 5/8s, 2011	625,000	630,688	1,025,000	1,034,328
Goldman Sachs Group, Inc (The) FDIC
guaranteed notes 1 5/8s, 2011	925,000	931,749	2,025,000	2,039,772
JPMorgan Chase & Co. FDIC guaranteed
notes 2 5/8s, 2010	625,000	639,362	1,025,000	1,048,553
Morgan Stanley FDIC guaranteed notes
2s, 2011	700,000	709,682	1,500,000	1,520,748
Wells Fargo & Co. FDIC guaranteed notes
3s, 2011	308,000	317,724	660,000	680,838
Wells Fargo & Co. FDIC guaranteed notes
2 1/8s, 2012	392,000	394,661	840,000	845,702

Total U.S. government agency obligations (cost $4,305,926 and $8,437,006)		$4,324,506		$8,471,517

CORPORATE BONDS AND NOTES(a)	100 Fund 5.0%		300 Fund 9.3%

	Principal amount	Value	Principal amount	Value

Automotive		0.4%		0.9%
BMW US Capital, LLC company guaranty
sr. unsec. unsub. notes Ser. EMTN,
4 1/4s, 2011	$120,000	$120,320	$510,000	$511,358
DaimlerChrysler NA Holding Corp.
company guaranty sr. unsec. unsub.
notes 5 7/8s, 2011 (Germany)	--	--	315,000	324,808
DaimlerChrysler NA Holding Corp.
company guaranty unsec. unsub. notes
Ser. MTN, 5 3/4s, 2011 (Germany)	115,000	118,574	200,000	206,216
		238,894		1,042,382

Banking		0.8%		1.1%
Citigroup, Inc. sr. unsec. unsub. notes
FRN 1.07s, 2010	85,000	82,763	400,000	389,472
Merrill Lynch & Co., Inc. sr. unsec.
notes Ser. MTNC, 4 1/4s, 2010	130,000	131,785	455,000	461,248
Shinhan Bank 144A sr. unsec. bond 6s,
2012 (South Korea)	200,000	203,233	425,000	431,871
		417,781		1,282,591

Computers		0.1%		0.1%
Xerox Corp. sr. unsec. notes FRN
1.363s, 2009	25,000	24,960	70,000	69,887

Electric utilities		0.6%		1.2%
Exelon Corp. sr. unsec. notes 4.45s,
2010	120,000	121,897	525,000	533,298
FirstEnergy Corp. notes Ser. B, 6.45s,
2011	110,000	117,339	515,000	549,360
Texas-New Mexico Power Co. 144A 1st
mtge. sec. 9 1/2s, 2019	50,000	57,627	275,000	316,949
		296,863		1,399,607

Financial		0.5%		0.9%
Berkshire Hathaway Finance Corp. 144A
company guaranty sr. notes 4s, 2012	85,000	87,952	415,000	429,412
MetLife Global Funding I 144A sr.
unsub. notes 5 1/8s, 2014	100,000	101,130	200,000	202,260
Prudential Financial, Inc. sr. notes
6.2s, 2015	85,000	87,352	390,000	400,791
		276,434		1,032,463

Investment banking/Brokerage		0.7%		1.1%
Goldman Sachs Group, Inc. (The) sr.
notes 3 5/8s, 2012	194,000	197,964	791,000	807,161
Morgan Stanley sr. unsec. notes FRN
Ser. MTN, 0.378s, 2010	200,000	199,185	480,000	478,045
		397,149		1,285,206

Media		0.3%		0.7%
Time Warner, Inc. company guaranty sr.
unsec. notes FRN 1.15s, 2009	180,000	179,513	770,000	767,919

Oil and gas		0.5%		0.9%
Ras Laffan Liquefied Natural Gas Co.,
Ltd. 144A company guaranty sr. notes
4 1/2s, 2012 (Qatar)	250,000	253,523	1,000,000	1,014,093

Publishing		0.7%		1.5%
R. R. Donnelley & Sons Co. sr. unsec.
notes 5 5/8s, 2012	400,000	390,432	1,750,000	1,708,138

Retail		0.1%		0.2%
Macy's Retail Holdings, Inc. company
guaranty sr. unsec. notes 6 5/8s, 2011	60,000	60,919	170,000	172,603

Telecommunications		0.3%		0.7%
British Telecommunications PLC notes
8 3/8s, 2010 (United Kingdom)	59,000	63,427	267,000	287,036
Deutsche Telekom International Finance
BV company guaranty sr. unsec. unsub.
bonds 8 1/2s, 2010 (Germany)	53,000	55,828	243,000	255,965
Verizon Wireless, Inc. 144A sr. unsec.
notes FRN 3.316s, 2011	60,000	61,103	285,000	290,240
		180,358		833,241

Total corporate bonds and notes (cost $2,607,020 and $10,161,006)		$2,716,826		$10,608,130

ASSET-BACKED SECURITIES(a)	100 Fund 1.3%		300 Fund 2.6%

	Principal amount	Value	Principal amount	Value

GSAA Home Equity Trust FRB Ser. 07-5,
Class 2A1A, 0.405s, 2047	$151,822	$87,428	$640,844	$369,036
GSAMP Trust FRB Ser. 07-HE2, Class A2A,
0.405s, 2047	62,496	45,934	191,899	141,046
HSI Asset Securitization Corp. Trust
FRB Ser. 06-HE1, Class 2A1, 0.335s, 2036	79,096	52,401	336,313	222,807
Securitized Asset Backed Receivables,
LLC
FRB Ser. 07-BR5, Class A2A, 0.415s, 2037	36,272	23,758	123,134	80,653
FRB Ser. 07-BR4, Class A2A, 0 3/8s, 2037	257,538	156,781	1,015,174	618,005
WAMU Asset-Backed Certificates
FRB Ser. 07-HE2, Class 2A1, 0.395s, 2037	187,782	112,688	887,835	532,790
FRB Ser. 07-HE1, Class 2A1, 0.335s, 2037	343,459	242,139	1,350,149	951,855

Total asset-backed securities (cost $718,314 and $2,808,785)		$721,129		$2,916,192

SHORT-TERM INVESTMENTS(a)	100 Fund 73.2%		300 Fund 55.0%

	Principal amount/shares	Value	Principal amount/shares	Value

Fannie Mae for an effective yield
of 0.908%, January 15, 2010	$2,100,000	$2,091,233	$2,900,000	$2,887,893
Fannie Mae for an effective yield
of 0.898%, March 3, 2010	1,500,000	1,492,064	4,000,000	3,978,836
Fannie Mae for an effective yield
of 0.877%, February 1, 2010	3,000,000	2,986,659	5,500,000	5,475,542
Fannie Mae for an effective yield
of 0.563%, April 12, 2010	1,400,000	1,394,469	3,200,000	3,187,357
Fannie Mae for an effective yield
of 0.522%, December 29, 2009	1,000,000	997,833	2,500,000	2,494,583
Fannie Mae for an effective yield
of 0.3%, December 28, 2009	1,400,000	1,398,684	3,250,000	3,246,945
Federal Home Loan Bank Discount Notes
for an effective yield of 0.502%,
July 2, 2010 (SEGSF)	--	--	5,433,000	5,407,720
Federal Home Loan Bank for an effective
yield of 0.8%, June 18, 2010	2,700,000	2,703,672	3,400,000	3,404,624
Federal Home Loan Bank for an effective
yield of 0.563%, June 2, 2010 (SEGSF)	1,500,000	1,492,884	--	--
Federal Home Loan Bank for an effective
yield of 0.45%, November 24, 2009	500,000	500,215	2,000,000	2,000,860
Freddie Mac for an effective yield
of 0.958%, February 5, 2010	500,000	497,520	3,000,000	2,985,117
Freddie Mac for an effective yield
of 0.908%, January 8, 2010	2,100,000	2,091,600	2,900,000	2,888,400
Freddie Mac for an effective yield
of 0.825%, December 7, 2009	1,000,000	997,084	1,500,000	1,495,626
Freddie Mac for an effective yield
of 0.603%, December 24, 2009	--	--	1,000,000	997,583
Freddie Mac for an effective yield
of 0.512%, May 5, 2010	9,500,000	9,462,722	--	--
Freddie Mac for an effective yield
of 0.482%, May 10, 2010 (SEGSF)	3,000,000	2,988,720	6,000,000	5,977,440
Freddie Mac for an effective yield
of 0.482%, February 8, 2010	2,000,000	1,994,906	3,000,000	2,992,359
U.S. Treasury Bills for an effective
yield of 0.701%, December 17, 2009 (SEG)	6,000	5,984	6,000	5,984
U.S. Treasury Bills for an effective
yield of 0.401%, February 11, 2010 (SEG)	122,000	121,732	284,000	283,377
U.S. Treasury Cash Managment Bills for
an effective yield of 0.437%,
April 1, 2010 (SEG)	18,000	17,943	90,000	89,715
Putnam Money Market Liquidity Fund (e)	6,160,827	6,160,827	12,794,990	12,794,990

Total short-term investments (cost $39,391,852 and $62,578,018)		$39,396,751		$62,594,951

TOTAL INVESTMENTS

Total investments (cost $53,246,709 and $109,723,768) (b)		$53,785,413		$112,030,306

Putnam Absolute Return 100 Fund

FORWARD CURRENCY CONTRACTS TO BUY at 7/31/09 (aggregate face value $2,975) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Euro	$2,993	$2,975	8/19/09	$18

Total				$18

Putnam Absolute Return 100 Fund

FORWARD CURRENCY CONTRACTS TO SELL at 7/31/09 (aggregate face value $16,320) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	(depreciation)

British Pound	$167	$165	8/19/09	$(2)
Euro	16,246	16,155	8/19/09	(91)

Total				$(93)

Putnam Absolute Return 100 Fund

FUTURES CONTRACTS OUTSTANDING at 7/31/09 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Bobl 5 yr (Long)	5	$827,627	Sep-09	$(46)
Euro-Bund 10 yr (Short)	5	869,596	Sep-09	(2,996)
Euro-Euribor Interest Rate 90 day (Long)	6	2,100,134	Sep-10	9,545
Euro-Euribor Interest Rate 90 day (Short)	6	2,120,228	Sep-09	(17,205)
Euro-Schatz 2 yr (Short)	14	2,157,943	Sep-09	947
Japanese Government Bond 10 yr Mini (Short)	4	582,655	Sep-09	1,755
U.S. Treasury Bond 20 yr (Long)	19	2,261,000	Sep-09	29,721
U.S. Treasury Note 2 yr (Long)	26	5,631,031	Sep-09	7,647
U.S. Treasury Note 5 yr (Short)	10	1,153,828	Sep-09	(20,027)
U.S. Treasury Note 10 yr (Long)	21	2,462,906	Sep-09	12,051

Total				$21,392

Putnam Absolute Return 100 Fund

WRITTEN OPTIONS OUTSTANDING at 7/31/09 (premiums received $1,361,076) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	$7,211,000	Jul-11/4.52	$462,008
Option on an interest rate swap with Citibank, N.A. for the obligation to receive
a fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	7,211,000	Jul-11/4.52	450,760
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	3,605,500	Jul-11/4.548	235,295
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	3,605,500	Jul-11/4.548	221,919

Total			$1,369,982

Putnam Absolute Return 100 Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/09 (Unaudited)

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Citibank, N.A.
EUR	63,000	(E)	$--	6/12/24	6 month EUR-EURIBOR-REUTERS	5.1275%	$306

EUR	72,000	(E)	--	6/20/24	6 month EUR-EURIBOR-REUTERS	5.135%	368

GBP	700,000	(E)	--	7/18/14	6 month GBP-LIBOR-BBA	4.555%	(4,625)

	$1,671,000		--	7/28/19	3.895%	3 month USD-LIBOR-BBA	(22,958)

	71,000		--	4/15/19	3.065%	3 month USD-LIBOR-BBA	3,190

	1,093,000		--	5/11/39	3.8425%	3 month USD-LIBOR-BBA	54,977

Deutsche Bank AG
	12,141,000		--	5/12/11	1.43%	3 month USD-LIBOR-BBA	(36,771)

	3,164,000		--	7/27/19	3.755%	3 month USD-LIBOR-BBA	(6,003)

	585,000		--	7/28/19	3.895%	3 month USD-LIBOR-BBA	(8,037)

	221,000		--	3/6/39	3.47%	3 month USD-LIBOR-BBA	23,753

	829,000		--	3/20/11	3 month USD-LIBOR-BBA	1.43%	6,588

	600,000		--	3/23/11	3 month USD-LIBOR-BBA	1.45%	4,910

JPMorgan Chase Bank, N.A.
EUR	150,000	(E)	--	6/17/24	6 month EUR-EURIBOR-REUTERS	5.195%	1,163

AUD	130,000		--	6/26/19	6 month AUD-BBR-BBSW	6.05%	33

CAD	130,000		--	6/25/19	3.626%	6 month CAD-BA-CDOR	(1,402)

EUR	550,000	(E)	--	7/27/24	6 month EUR-EURIBOR-REUTERS	5.1355%	2,634

JPY	8,800,000	(E)	--	7/28/29	6 month JPY-LIBOR-BBA	2.67%	(777)

JPY	11,800,000	(E)	--	7/28/39	2.40%	6 month JPY-LIBOR-BBA	718

	$6,900,000		--	7/30/11	1.46%	3 month USD-LIBOR-BBA	(828)

	1,200,000		--	8/4/14	3 month USD-LIBOR-BBA	2.89%	--

Total							$17,239

(E) See Interest rate swap contracts note regarding extended effective dates.

Putnam Absolute Return 100 Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/09 (Unaudited)

		Upfront				Fixed payments
		premium			Termi-	received	Unrealized
Swap counterparty /		received		Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

Bank of America, N.A.
Donnelley (R.R.) &
Sons, 4.95%, 4/1/14	--	$(18,085)		$400,000	3/20/12	(500 bp)	$(43,103)

Deutsche Bank AG
DJ iTraxx Europe Series
11 Version 1	BB-	(3,334)	EUR	200,000	6/20/14	185 bp	9,808

Macy's Retail Holdings,
7.45%,7/15/17	--	--		$51,000	6/20/11	(825 bp)	(5,566)

Publicis Groupe SA,
4.125%, 1/31/12	--	--	EUR	100,000	6/20/14	(158 bp)	(5,212)

Goldman Sachs International
Tate & Lyle
International Finance
PLC, 6.50%, 6/28/12	--	--	EUR	100,000	6/20/14	(175 bp)	(3,541)

Total							$(47,614)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2009. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

Putnam Absolute Return 300 Fund

FORWARD CURRENCY CONTRACTS TO BUY at 7/31/09 (aggregate face value $14,165) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Euro	$14,251	$14,165	8/19/09	$86

Total				$86

Putnam Absolute Return 300 Fund

FORWARD CURRENCY CONTRACTS TO SELL at 7/31/09 (aggregate face value $76,123) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	(depreciation)

British Pound	$167	$165	8/19/09	$(2)
Euro	76,387	75,958	8/19/09	(429)

Total				$(431)

Putnam Absolute Return 300 Fund

FUTURES CONTRACTS OUTSTANDING at 7/31/09 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Bobl 5 yr (Long)	18	$2,979,457	Sep-09	$(634)
Euro-Bund 10 yr (Short)	11	1,913,111	Sep-09	(7,678)
Euro-Euribor Interest Rate 90 day (Long)	6	2,100,134	Sep-10	9,545
Euro-Euribor Interest Rate 90 day (Short)	6	2,120,228	Sep-09	(17,302)
Euro-Schatz 2 yr (Short)	44	6,782,108	Sep-09	2,999
Japanese Government Bond 10 yr (Short)	2	2,914,539	Sep-09	4,316
Japanese Government Bond 10 yr Mini (Long)	4	582,655	Sep-09	(1,873)
U.K. Gilt 10 yr (Short)	4	783,708	Sep-09	(6,519)
U.S. Treasury Bond 20 yr (Long)	75	8,925,000	Sep-09	178,395
U.S. Treasury Note 2 yr (Long)	64	13,861,000	Sep-09	20,824
U.S. Treasury Note 5 yr (Short)	89	10,269,070	Sep-09	(178,244)
U.S. Treasury Note 10 yr (Short)	2	234,563	Sep-09	(7,647)

Total				$(3,818)

Putnam Absolute Return 300 Fund

WRITTEN OPTIONS OUTSTANDING at 7/31/09 (premiums received $3,202,521) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	$16,967,000	Jul-11/4.52	$1,087,076
Option on an interest rate swap with Citibank, N.A. for the obligation to receive
a fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	16,967,000	Jul-11/4.52	1,060,607
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	8,483,500	Jul-11/4.548	553,633
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	8,483,500	Jul-11/4.548	522,159

Total			$3,223,475

Putnam Absolute Return 300 Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/09 (Unaudited)

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Citibank, N.A.
EUR	308,000	(E)	$--	6/12/24	6 month EUR-EURIBOR-REUTERS	5.1275%	$1,497

EUR	352,000	(E)	--	6/20/24	6 month EUR-EURIBOR-REUTERS	5.135%	1,801

GBP	2,900,000	(E)	--	7/18/14	6 month GBP-LIBOR-BBA	4.555%	(19,162)

	$3,641,000		--	7/28/19	3.895%	3 month USD-LIBOR-BBA	(50,023)

	652,000		--	4/15/19	3.065%	3 month USD-LIBOR-BBA	29,292

	2,572,000		--	5/11/39	3.8425%	3 month USD-LIBOR-BBA	129,370

Deutsche Bank AG
	29,426,000		--	5/12/11	1.43%	3 month USD-LIBOR-BBA	(89,122)

	7,645,000		--	7/27/19	3.755%	3 month USD-LIBOR-BBA	(14,505)

	1,274,000		--	7/28/19	3.895%	3 month USD-LIBOR-BBA	(17,503)

	464,000		--	3/6/39	3.47%	3 month USD-LIBOR-BBA	49,870

	1,584,000		--	3/20/11	3 month USD-LIBOR-BBA	1.43%	12,588

	1,700,000		--	3/23/11	3 month USD-LIBOR-BBA	1.45%	13,911

JPMorgan Chase Bank, N.A.
EUR	730,000	(E)	--	6/17/24	6 month EUR-EURIBOR-REUTERS	5.195%	5,659

AUD	520,000		--	6/26/19	6 month AUD-BBR-BBSW	6.05%	134

CAD	520,000		--	6/25/19	3.626%	6 month CAD-BA-CDOR	(5,607)

EUR	2,310,000	(E)	--	7/27/24	6 month EUR-EURIBOR-REUTERS	5.1355%	11,061

JPY	36,800,000	(E)	--	7/28/29	6 month JPY-LIBOR-BBA	2.67%	(3,250)

JPY	49,400,000	(E)	--	7/28/39	2.40%	6 month JPY-LIBOR-BBA	3,007

	$13,500,000		--	7/30/11	1.46%	3 month USD-LIBOR-BBA	(1,620)

	4,100,000		--	8/4/14	3 month USD-LIBOR-BBA	2.89%	--

Total							$57,398

(E) See Interest rate swap contracts note regarding extended effective dates.

Putnam Absolute Return 300 Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/09 (Unaudited)

		Upfront				Fixed payments
		premium			Termi-	received	Unrealized
Swap counterparty /		received		Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

Bank of America, N.A.
Donnelley (R.R.) &
Sons, 4.95%, 4/1/14	--	$(79,122)		$1,750,000	3/20/12	(500 bp)	$(188,577)

Deutsche Bank AG
DJ iTraxx Europe Series
11 Version 1	BB-	(13,336)	EUR	800,000	6/20/14	185 bp	39,232

Macy's Retail Holdings,
7.45%,7/15/17	--	--		$144,500	6/20/11	(825 bp)	(15,770)

Publicis Groupe SA,
4.125%, 1/31/12	--	--	EUR	400,000	6/20/14	(158 bp)	(20,848)

Goldman Sachs International
Tate & Lyle
International Finance
PLC, 6.50%, 6/28/12	--	--	EUR	400,000	6/20/14	(175 bp)	(14,165)

Total							$(200,128)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2009. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
FDIC	Federal Deposit Insurance Corp.
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
IFB	Inverse Floating Rate Bonds
IO	Interest Only
PO	Principal Only

NOTES

(a) Percentages indicated are based on net assets as follows:

100 Fund	$53,849,919
300 Fund	113,757,189

(b) The aggregate identified cost on a tax basis is as follows:

	Cost for federal	Unrealized	Unrealized	Net unrealized
	income tax purposes	appreciation	depreciation	appreciation

100 Fund	$53,246,709	$599,613	$60,909	$538,704
300 Fund	109,723,768	2,456,826	150,288	2,306,538

(SEG) These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts for one or both of the funds at July 31, 2009.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivative contracts for one or both of the funds at July 31, 2009.

(e) Each fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the funds' manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the funds are recorded as interest income and totaled $3,433 and $6,745 (for 100 Fund and 300 Fund, respectively) for the period ended July 31, 2009. During the period ended July 31, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund were as follows:

	Cost of	Proceeds
	Purchases	of Sales

100 Fund	$23,485,419	$17,324,592
300 Fund	56,586,216	43,791,226

Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

At July 31, 2009, liquid assets totaling $11,182,639 and $26,348,456 (for 100 Fund and 300 Fund, respectively) have been designated as collateral for open forward contracts and futures contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB and FRN are the current interest rates at July 31, 2009.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at July 31, 2009.

Security valuation: Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings).

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Certain securities may be valued on the basis of a price provided by a single source.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Stripped securities: Each fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts: Each fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Outstanding contracts at period end are indicative of the volume of activity during the period.

Forward currency contracts: Each fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts at period end are indicative of the volume of activity during the period.

Interest rate swap contracts: Each fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Outstanding contracts at period end are indicative of the volume of activity during the period.

Credit default contracts: Each fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Outstanding contracts at period end are indicative of the volume of activity during the period.

Master agreements: Each fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio; collateral pledged by the fund is segregated by the fund’s custodian and identified in The fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At July 31, 2009, the funds had net liability positions of $63,264 and $245,315 (for 100 Fund and 300 Fund, respectively) on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $1,265,682 and $3,066,917 (for 100 Fund and 300 Fund, respectively).

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the funds’ net assets as of July 31, 2009:

100 Fund

	Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed securities	$--	$721,129	$--

Corporate bonds and notes	--	2,716,826	--

Mortgage-backed securities	--	6,626,201	--

U.S. Government and agency mortgage obligations	--	4,324,506	--

Short-term investments	6,160,827	33,235,924	--

Totals by level	$6,160,827	$47,624,586	$--

	Level 1	Level 2	Level 3

Other financial instruments:	$21,392	$(1,379,013)	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts.

300 Fund

	Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed securities	$--	$2,916,192	$--

Corporate bonds and notes	--	10,608,130	--

Mortgage-backed securities	--	27,439,516	--

U.S. Government and agency mortgage obligations	--	8,471,517	--

Short-term investments	12,794,990	49,799,961	--

Totals by level	$12,794,990	$99,235,316	$--

	Level 1	Level 2	Level 3

Other financial instruments:	$(3,818)	$(3,274,092)	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts.

Market Values of Derivative Instruments as of July 31, 2009

100 Fund

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under Statement 133	Market value	Market value

Credit contracts	$13,142	$39,337

Foreign exchange contracts	18	93

Interest rate contracts	160,306	1,491,657

Total	$173,466	$1,531,087

300 Fund

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under Statement 133	Market value	Market value

Credit contracts	$52,568	$160,238

Foreign exchange contracts	86	431

Interest rate contracts	474,269	3,644,164

Total	$526,923	$3,804,833

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: September 29, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 29, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2009

Date of reporting period: July 31, 2009

Item 1. Schedule of Investments:

Putnam Absolute Return 500 and 700 Funds
The fund's portfolio
July 31, 2009 (Unaudited)

	500 Fund		700 Fund

MORTGAGE-BACKED SECURITIES(a)	500 Fund 15.7%		700 Fund 20.6%

	Principal amount	Value	Principal amount	Value

Banc of America Commercial Mortgage,
Inc.
FRB Ser. 07-3, Class A2, 5.658s, 2049	$835,000	$835,290	$706,000	$706,245
Ser. 07-5, Class A3, 5.62s, 2051	392,000	358,587	355,000	324,741
Ser. 06-5, Class A2, 5.317s, 2047	153,000	147,165	136,000	130,813
Ser. 07-1, Class XW, IO, 0.288s, 2049	5,302,685	57,671	4,707,586	51,199
Banc of America Commercial Mortgage,
Inc. 144A
Ser. 02-PB2, Class XC, IO, 0.771s, 2035	2,857,356	45,120	2,535,992	40,045
Ser. 04-4, Class XC, IO, 0.367s, 2042	8,509,413	97,912	7,553,114	86,908
Bear Stearns Alternate Trust II FRB
Ser. 07-1, Class 1A1, 6.074s, 2047	624,215	350,512	538,949	302,632
Bear Stearns Commercial Mortgage
Securities, Inc. Ser. 07-PW18,
Class A2, 5.613s, 2050	467,000	464,136	484,000	481,031
Citigroup FRB Ser. 07-AR5, Class 1A2A,
5.604s, 2037	356,478	210,921	352,267	208,429
Citigroup Mortgage Loan Trust, Inc. FRB
Ser. 07-6, Class 1A3A, 5.779s, 2046	293,760	152,755	255,246	132,728
Citigroup/Deutsche Bank Commercial
Mortgage Trust Ser. 07-CD4, Class A2B,
5.205s, 2049	364,000	359,622	328,000	324,055
Countrywide Alternative Loan Trust
Ser. 06-2CB, Class A11, 6s, 2036	141,656	84,706	135,188	80,838
Ser. 05-80CB, Class 2A1, 6s, 2036	232,550	166,419	221,592	158,577
FRB Ser. 06-23CBC, Class 2A5, 0.685s,
2036	259,931	128,341	267,501	132,079
FRB Ser. 07-HY7C, Class A1, 0.425s, 2037	210,370	96,770	190,093	87,443
Countrywide Home Loans 144A Ser. 06-R1,
Class AS, IO, 5.565s, 2036	302,712	27,164	279,054	25,040
Credit Suisse Mortgage Capital
Certificates
FRB Ser. 08-C1, Class A2, 6.217s, 2041	275,000	272,349	242,000	239,667
FRB Ser. 07-C4, Class A2, 5.81s, 2039	165,000	165,978	145,000	145,860
Ser. 07-C2, Class A2, 5.448s, 2049	240,000	233,449	201,000	195,514
CS First Boston Mortgage Securities
Corp. 144A Ser. 04-C4, Class AX, IO,
0.396s, 2039	3,197,124	54,207	2,838,002	48,118
CWCapital Cobalt Ser. 07-C2, Class A2,
5.334s, 2047	153,000	149,235	149,000	145,333
Deutsche Alternative Securities, Inc.
FRB Ser. 06-AR6, Class A6, 0.475s, 2037	189,848	93,026	202,320	99,137
Fannie Mae
IFB Ser. 04-W2, Class 1A3S, IO, 6.865s,
2044	78,274	5,430	66,343	4,603
IFB Ser. 05-90, Class GS, IO, 6.465s,
2035	285,013	35,889	262,237	33,021
IFB Ser. 05-18, Class SK, IO, 6.465s,
2035	293,880	28,574	271,169	26,366
IFB Ser. 05-57, Class CI, IO, 6.415s,
2035	829,191	87,718	1,105,587	116,958
IFB Ser. 05-104, Class SI, IO, 6.415s,
2033	1,395,818	154,728	1,188,214	131,715
IFB Ser. 05-73, Class SD, IO, 6.395s,
2035	105,930	14,757	97,257	13,548
IFB Ser. 05-51, Class WS, IO, 6.345s,
2035	285,245	36,223	253,288	32,165
IFB Ser. 06-36, Class PS, IO, 6.315s,
2036	395,463	45,921	351,306	40,794
IFB Ser. 09-43, Class SB, IO, 6.045s,
2039	119,747	14,642	110,012	13,452
IFB Ser. 08-11, Class SC, IO, 5.995s,
2038	319,582	34,499	294,794	31,823
Ser. 06-W2, Class 1AS, IO, 5.661s, 2036	1,186,148	108,977	2,372,907	218,011
Ser. 07-W1, Class 1AS, IO, 5.406s, 2046	2,339,535	210,558	3,118,885	280,700
Ser. 03-W12, Class 1IO2, IO, 1.983s,
2043	397,334	20,860	1,123,978	59,009
Ser. 98-W2, Class X, IO, 1.395s, 2028	794,997	26,334	675,108	22,363
FRB Ser. 05-115, Class DF, 1.181s, 2033	117,922	114,466	--	--
Ser. 98-W5, Class X, IO, 1.154s, 2028	344,579	11,414	292,613	9,693
FRB Ser. 07-80, Class F, 0.985s, 2037	157,628	156,116	--	--
FRB Ser. 06-3, Class FY, 0.785s, 2036	306,773	300,591	263,147	257,844
Ser. 03-W1, Class 2A, IO, 0.243s, 2042	1,181,538	13,292	1,003,500	11,289
Federal Home Loan Mortgage Corp.
Structured Pass-Through Securities
Ser. T-59, Class 1AX, IO, 0.27s, 2043	1,015,121	6,979	861,999	5,926
Ser. T-48, Class A2, IO, 0.212s, 2033	1,374,058	10,305	1,166,818	8,751
FRB Ser. T-54, Class 2A, IO, 0.173s,
2043	569,196	3,064	483,396	2,602
Ser. T-8, Class A9, IO, 0.504s, 2028	492,567	6,157	418,312	5,229
Freddie Mac
IFB Ser. 3151, Class SI, IO, 6.862s,
2036	613,226	85,780	523,765	73,266
IFB Ser. 2779, Class YS, IO, 6.862s,
2033	535,253	58,348	475,780	51,865
IFB Ser. 3123, Class LI, IO, 6.412s,
2036	842,509	110,908	559,422	73,642
IFB Ser. 3107, Class DC, IO, 6.412s,
2035	2,374,052	293,794	1,887,878	233,629
IFB Ser. 3387, Class PS, IO, 6.292s,
2037	685,698	90,019	914,265	120,025
IFB Ser. 3346, Class SC, IO, 6.262s,
2033	4,693,864	562,607	4,045,587	484,904
IFB Ser. 3346, Class SB, IO, 6.262s,
2033	3,393,415	406,090	2,949,030	352,910
FRB Ser. 2718, Class FN, 1.788s, 2033	127,187	123,897	6,694	6,521
FRB Ser. 2634, Class LF, 1.581s, 2033	150,019	148,470	--	--
FRB Ser. 3190, Class FL, 1.088s, 2032	182,320	175,610	--	--
FRB Ser. 3059, Class FD, 1.009s, 2035	224,453	220,684	184,651	181,551
FRB Ser. 3035, Class NF, 1.009s, 2035	444,316	432,128	365,327	355,306
FRB Ser. 3350, Class FK, 0.888s, 2037	154,747	152,477	--	--

FRB Ser. 3192, Class FE, 0.888s, 2036	234,945	233,920	193,355	192,512
FRB Ser. 3237, Class FT, 0.809s, 2036	193,999	193,939	159,650	159,601
Ser. 3290, Class DO, PO, zero %, 2036	62,267	60,776	54,232	52,934
Ser. 3337, Class OA, PO, zero %, 2036	21,049	20,299	28,066	27,065
Ser. 3171, Class KO, PO, zero %, 2036	152,249	151,773	122,743	122,359
Ser. 3073, Class TO, PO, zero %, 2034	26,279	25,489	26,279	25,489
GE Capital Commercial Mortgage Corp.
144A Ser. 05-C2, Class XC, IO, 0.127s,
2043	24,774,884	117,661	21,990,099	104,435
Government National Mortgage Association
IFB Ser. 07-35, Class KS, 26.191s, 2037	583,069	713,204	517,991	633,601
IFB Ser. 05-68, Class SN, IO, 6.913s,
2034	204,640	21,172	188,665	19,519
IFB Ser. 04-47, Class SY, IO, 6.773s,
2034	107,606	11,388	99,205	10,499
IFB Ser. 04-96, Class KS, IO, 6.711s,
2034	92,623	11,545	85,498	10,657
IFB Ser. 06-16, Class GS, IO, 6.701s,
2036	230,482	25,673	213,140	23,742
IFB Ser. 04-70, Class SP, IO, 6.611s,
2034	211,568	25,314	195,194	23,355
IFB Ser. 07-8, Class SH, IO, 6.511s,
2037	938,040	109,000	864,239	100,425
IFB Ser. 05-18, Class S, IO, 6.511s,
2035	324,387	37,405	299,135	34,493
IFB Ser. 05-77, Class CS, IO, 6.511s,
2032	99,030	8,661	91,128	7,970
IFB Ser. 07-35, Class PY, IO, 6.463s,
2037	2,176,102	255,916	1,857,709	218,472
IFB Ser. 04-104, Class IS, IO, 6.461s,
2034	298,945	29,924	275,516	27,579
IFB Ser. 06-25, Class SI, IO, 6.411s,
2036	401,355	46,678	356,594	41,472
IFB Ser. 07-37, Class SU, IO, 6.403s,
2037	390,368	46,727	359,509	43,033
IFB Ser. 07-37, Class YS, IO, 6.383s,
2037	268,614	29,056	247,598	26,783
IFB Ser. 06-29, Class SN, IO, 6.361s,
2036	220,072	22,009	203,665	20,369
IFB Ser. 07-16, Class KU, IO, 6.361s,
2037	1,133,743	118,329	1,018,086	106,258
IFB Ser. 06-36, Class SN, IO, 6.321s,
2036	1,203,598	112,163	1,109,021	103,350
IFB Ser. 08-6, Class TI, IO, 6.313s,
2032	181,201	14,147	167,081	13,045
IFB Ser. 03-110, Class SP, IO, 6.313s,
2030	684,280	56,398	630,847	51,994
IFB Ser. 06-38, Class SW, IO, 6.211s,
2036	568,272	48,996	524,412	45,215
IFB Ser. 08-40, Class SC, IO, 6.063s,
2038	7,365,084	742,838	6,695,306	675,284
IFB Ser. 05-92, Class SP, IO, 6.011s,
2035	1,248,937	109,182	1,151,302	100,647
IFB Ser. 05-66, Class S, IO, 5.963s,
2035	809,111	97,813	745,963	90,180
IFB Ser. 07-17, Class SI, IO, 5.901s,
2037	172,975	18,574	159,438	17,120
IFB Ser. 06-16, Class SJ, IO, 5.811s,
2036	548,794	48,837	507,397	45,153
IFB Ser. 05-27, Class SP, IO, 5.811s,
2035	472,931	41,046	435,720	37,816
IFB Ser. 04-87, Class SD, IO, 5.811s,
2034	493,124	45,604	455,812	42,153
IFB Ser. 04-83, Class CS, IO, 5.791s,
2034	706,887	63,867	651,351	58,850
IFB Ser. 07-28, Class SB, IO, 5.761s,
2037	104,094	9,833	95,982	9,067
IFB Ser. 04-89, Class HS, IO, 5.711s,
2034	1,464,115	132,912	1,349,170	122,478
GS Mortgage Securities Corp. II Ser.
06-GG6, Class A2, 5.506s, 2038	611,000	612,898	562,000	563,745
GS Mortgage Securities Corp. II 144A
Ser. 03-C1, Class X1, IO, 0.29s, 2040	5,688,957	101,316	5,049,869	89,935
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP1, Class 1AS, IO, 5.864s, 2035	1,139,573	96,151	2,279,146	192,303
Ser. 06-RP2, Class 1AS1, IO, 5.61s, 2036	1,066,088	86,620	1,421,000	115,456
Ser. 98-2, IO, 1.055s, 2027	139,184	4,002	118,179	3,398
Ser. 98-4, IO, 0.779s, 2026	172,560	4,530	146,588	3,848
Ser. 98-3, IO, 0.688s, 2027	173,084	3,786	146,934	3,214
Ser. 99-2, IO, 0.603s, 2027	228,460	5,140	193,967	4,364
IndyMac Indx Mortgage Loan Trust FRB
Ser. 06-AR5, Class 1A2, 5.734s, 2036	483,981	81,067	438,828	73,504
JPMorgan Chase Commercial Mortgage
Securities Corp.
Ser. 07-LD12, Class A2, 5.827s, 2051	343,000	332,763	300,000	291,046
FRB Ser. 07-LD11, Class A2, 5.783s, 2049	675,000	667,513	556,000	549,833
FRB Ser. 07-CB19, Class A2, 5.748s, 2049	283,000	284,223	241,000	242,041
Ser. 05-LDP4, Class A2, 4.79s, 2042	146,826	147,010	146,826	147,010
Ser. 06-CB16, Class X1, IO, 0.102s, 2045	12,303,283	102,267	10,920,091	90,770
LB Commercial Conduit Mortgage Trust
Ser. 07-C3, Class A2, 5.84s, 2044	226,000	227,457	229,000	230,477
LB-UBS Commercial Mortgage Trust
Ser. 07-C2, Class A2, 5.303s, 2040	391,000	386,212	431,000	425,722
Ser. 05-C7, Class A2, 5.103s, 2030	243,000	242,206	205,000	204,330
Ser. 07-C2, Class XW, IO, 0.547s, 2040	3,651,589	76,242	3,242,531	67,701
LB-UBS Commercial Mortgage Trust 144A
Ser. 03-C5, Class XCL, IO, 0.235s, 2037	4,907,736	81,053	4,356,136	71,943
Merrill Lynch Mortgage Trust Ser.
06-C1, Class A2, 5.611s, 2039	311,000	310,025	292,000	291,085
Merrill Lynch Mortgage Trust 144A Ser.
05-LC1, Class X, IO, 0.1s, 2044	11,240,364	54,065	9,976,559	47,986
Merrill Lynch/Countrywide Commercial
Mortgage Trust Ser. 06-4, Class A2,
5.112s, 2049	127,000	126,060	124,000	123,082
Morgan Stanley Capital I
FRB Ser. 07-IQ15, Class A2, 5.841s, 2049	136,000	130,553	122,000	117,114
Ser. 07-IQ13, Class A3, 5.331s, 2044	466,000	414,990	464,000	413,208
Ser. 06-T21, Class A2, 5.09s, 2052	54,000	53,994	50,000	49,994
Residential Accredit Loans, Inc. Ser.
06-QS13, Class 1A5, 6s, 2036	173,146	114,168	156,371	103,107

Structured Adjustable Rate Mortgage
Loan Trust
FRB Ser. 07-10, Class 1A1, 6s, 2037	910,530	521,278	755,186	432,344
FRB Ser. 06-9, Class 1A1, 5.025s, 2036	651,779	342,205	534,026	280,381
FRB Ser. 06-12, Class 1A1, 0.445s, 2037	341,317	177,485	310,288	161,350
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C33, Class A3, 5.902s, 2051	372,000	326,668	340,000	298,567
Ser. 06-C27, Class A2, 5.624s, 2045	241,000	241,517	244,000	244,523
Ser. 07-C31, Class A2, 5.421s, 2047	216,000	210,578	180,000	175,481
Wachovia Bank Commercial Mortgage Trust
144A Ser. 03-C3, Class IOI, IO, 0.483s,
2035	4,860,195	109,095	4,314,730	96,851
Wells Fargo Alternative Loan Trust FRB
Ser. 07-PA6, Class A1, 6.584s, 2037	412,830	235,475	342,387	195,292

Total mortgage-backed securities (cost $18,346,742 and $15,996,412)		$19,628,321		$17,251,892

CORPORATE BONDS AND NOTES(a)	500 Fund 5.0%		700 Fund 12.3%

	Principal amount	Value	Principal amount	Value

Advertising and marketing services		--%		0.2%
Lamar Media Corp. 144A sr. notes
9 3/4s, 2014	$--	$--	$150,000	$157,875

Aerospace and defense		0.1%		0.3%
Alliant Techsystems, Inc. sr. sub.
notes 6 3/4s, 2016	--	--	100,000	95,000
L-3 Communications Corp. company
guaranty Ser. B, 6 3/8s, 2015	100,000	96,000	--	--
L-3 Communications Corp. company
guaranty sr. unsec. sub. notes 6 1/8s,
2014	--	--	100,000	96,750
L-3 Communications Corp. company
guaranty sr. unsec. sub. notes 5 7/8s,
2015	--	--	50,000	47,375
		96,000		239,125

Banking		0.4%		0.5%
Merrill Lynch & Co., Inc. sr. unsec.
notes Ser. MTNC, 4 1/4s, 2010	340,000	344,669	260,000	263,570
Shinhan Bank 144A sr. unsec. bond 6s,
2012 (South Korea)	225,000	228,637	150,000	152,425
		573,306		415,995

Beverage		0.1%		0.2%
Constellation Brands, Inc. company
guaranty sr. unsec. unsub. notes
7 1/4s, 2016	100,000	98,000	150,000	147,000

Broadcasting		0.1%		0.4%
DIRECTV Holdings, LLC company guaranty
sr. unsec. notes 7 5/8s, 2016	--	--	50,000	50,625
DIRECTV Holdings, LLC company guaranty
sr. unsec. notes 6 3/8s, 2015	100,000	95,750	150,000	143,625
Echostar DBS Corp. company guaranty 7s,
2013	--	--	150,000	148,125
Echostar DBS Corp. sr. notes 6 3/8s,
2011	100,000	99,250	--	--
		195,000		342,375

Building materials		0.2%		0.2%
Masco Corp. sr. unsec. unsub. notes FRN
0.939s, 2010	100,000	97,594	--	--
Owens Corning, Inc. company guaranty
unsec. unsub. notes 9s, 2019	100,000	102,250	150,000	153,375
		199,844		153,375

Cable television		--%		0.2%
CSC Holdings, Inc. sr. notes 6 3/4s,
2012	--	--	150,000	149,250

Chemicals		0.1%		0.3%
Airgas, Inc. 144A company guaranty sr.
sub. notes 7 1/8s, 2018	100,000	100,000	100,000	100,000
Mosaic Co. (The) 144A sr. unsec. unsub.
notes 7 5/8s, 2016	100,000	106,453	150,000	159,679
Nalco Co. company guaranty sr. unsec.
notes 7 3/4s, 2011	--	--	29,000	29,145
		206,453		288,824

Coal		0.1%		0.2%
Arch Western Finance, LLC company
guaranty sr. notes 6 3/4s, 2013	200,000	194,000	150,000	145,500

Combined utilities		--%		0.1%
El Paso Corp. sr. unsec. notes 7s, 2017	--	--	50,000	48,040
El Paso Corp. sr. unsec. notes Ser.
GMTN, 7 3/8s, 2012	--	--	50,000	51,177
		--		99,217

Commercial and consumer services		--%		0.5%
Corrections Corporation of America
company guaranty sr. notes 7 3/4s, 2017	--	--	125,000	125,000
Expedia, Inc. 144A company guaranty sr.
notes 8 1/2s, 2016	--	--	100,000	99,000
Lender Processing Services, Inc.
company guaranty sr. unsec. unsub.
notes 8 1/8s, 2016	50,000	50,500	200,000	202,000

		50,500		426,000

Computers		0.1%		0.2%
Seagate Technology International 144A
company guaranty sr. sec. notes 10s,
2014 (Cayman Islands)	100,000	109,500	150,000	164,250
Xerox Corp. sr. unsec. notes FRN
1.363s, 2009	40,000	39,935	35,000	34,943
		149,435		199,193

Conglomerates		--%		0.1%
SPX Corp. sr. unsec. notes 7 5/8s, 2014
(acquired 6/8/09, cost $122,188) (RES)	--	--	125,000	124,375

Containers		--%		0.3%
Crown Americas, LLC/Crown Americas
Capital Corp. sr. notes 7 5/8s, 2013	--	--	150,000	153,000
Owens Brockway Glass Container, Inc.
company guaranty 6 3/4s, 2014	--	--	150,000	145,875
		--		298,875

Electric utilities		0.4%		0.7%
Allegheny Energy Supply 144A sr. unsec.
bond 8 1/4s, 2012	--	--	100,000	106,921
Ameren Corp. sr. unsec. notes 8 7/8s,
2014	--	--	100,000	107,867
FirstEnergy Corp. notes Ser. B, 6.45s,
2011	245,000	261,346	160,000	170,675
NiSource Finance Corp. company guaranty
sr. unsec. notes 10 3/4s, 2016	--	--	50,000	58,238
Texas-New Mexico Power Co. 144A 1st
mtge. sec. 9 1/2s, 2019	175,000	201,695	125,000	144,068
		463,041		587,769

Electronics		--%		0.1%
Flextronics International, Ltd. sr.
unsec. sub. notes 6 1/2s, 2013
(Singapore)	--	--	135,000	129,600

Energy (oil field)		--%		0.2%
Pride International, Inc. sr. unsec.
notes 7 3/8s, 2014	--	--	200,000	206,000

Food		--%		0.3%
Del Monte Corp. sr. sub. notes 8 5/8s,
2012	--	--	100,000	102,000
Tyson Foods, Inc. 144A sr. unsec. notes
10 1/2s, 2014	--	--	100,000	111,000
		--		213,000

Forest products and packaging		--%		0.3%
Georgia-Pacific Corp. sr. unsec. unsub.
notes 9 1/2s, 2011	--	--	150,000	157,500
International Paper Co. sr. unsec.
notes 7.4s, 2014	--	--	85,000	90,095
		--		247,595

Health care		0.2%		0.4%
HCA, Inc. sr. sec. notes 9 1/8s, 2014	100,000	103,000	145,000	149,350
HCA, Inc. 144A sr. sec. notes 8 1/2s,
2019	--	--	50,000	51,250
Tenet Healthcare Corp. 144A company
guaranty sr. sec. notes 9s, 2015	100,000	105,500	100,000	105,500
		208,500		306,100

Investment banking/Brokerage		0.3%		0.4%
Morgan Stanley sr. unsec. notes FRN
Ser. MTN, 0.378s, 2010	355,000	353,554	355,000	353,554

Manufacturing		--%		0.1%
General Cable Corp. company guaranty
sr. unsec. notes FRN 2.972s, 2015	--	--	50,000	43,000

Media		0.4%		0.5%
Time Warner, Inc. company guaranty sr.
unsec. notes FRN 1.15s, 2009	520,000	518,594	445,000	443,797

Medical services		0.1%		0.4%
DaVita, Inc. company guaranty 6 5/8s,
2013	50,000	49,125	100,000	98,250
Omnicare, Inc. sr. sub. notes 6 7/8s,
2015	--	--	50,000	46,625
Service Corporation International sr.
notes 7s, 2017	--	--	50,000	46,500
Service Corporation International sr.
unsec. 7 3/8s, 2014	100,000	97,250	150,000	145,875
		146,375		337,250

Medical technology		--%		--%
Fresenius US Finance II, Inc. 144A sr.
unsec. notes 9s, 2015	--	--	15,000	16,200

Metals		0.2%		0.8%
ArcelorMittal sr. unsec. unsub. notes
5 3/8s, 2013 (Luxembourg)	--	--	150,000	153,079
Freeport-McMoRan Copper & Gold, Inc.
sr. unsec. notes 8 3/8s, 2017	100,000	106,000	150,000	159,000
Steel Dynamics, Inc. company guaranty
sr. unsec. unsub. notes 7 3/8s, 2012	--	--	150,000	148,875
Teck Resources, Ltd. 144A sr. sec.
notes 9 3/4s, 2014 (Canada)	100,000	111,250	150,000	166,875
		217,250		627,829

Natural gas utilities		0.1%		0.2%
Inergy LP/Inergy Finance Corp. sr.
unsec. notes 6 7/8s, 2014	100,000	94,500	200,000	189,000

Oil and gas		0.4%		0.8%
Chesapeake Energy Corp. sr. notes
7 1/2s, 2013	150,000	149,250	50,000	49,750
Ferrellgas LP/Finance sr. notes 6 3/4s,
2014	100,000	91,000	150,000	136,500
Forest Oil Corp. sr. notes 8s, 2011	100,000	102,000	100,000	102,000
Newfield Exploration Co. sr. unsec.
sub. notes 7 1/8s, 2018	--	--	50,000	48,375
Newfield Exploration Co. sr. unsec.
sub. notes 6 5/8s, 2014	100,000	96,500	100,000	96,500
Range Resources Corp. company guaranty
sr. unsec. sub. notes 7 1/2s, 2017	100,000	99,250	--	--
Range Resources Corp. company guaranty
sr. unsec. sub. notes 7 1/2s, 2016	--	--	50,000	49,625
Range Resources Corp. company guaranty
sr. unsec. sub. notes 7 3/8s, 2013	--	--	100,000	99,500
Williams Cos., Inc. (The) sr. unsec.
notes 7 1/8s, 2011	--	--	100,000	104,974
		538,000		687,224

Power producers		0.2%		0.4%
AES Corp. (The) sr. notes 8 7/8s, 2011	--	--	50,000	51,125
AES Corp. (The) 144A sec. notes 8 3/4s,
2013	--	--	100,000	102,000
AES Corp. (The) 144A sr. notes 9 3/4s,
2016	100,000	104,500	50,000	52,250
NRG Energy, Inc. company guaranty
7 1/4s, 2014	100,000	98,250	--	--
NRG Energy, Inc. sr. notes 7 3/8s, 2016	--	--	150,000	145,125
		202,750		350,500

Publishing		1.0%		1.2%
R. R. Donnelley & Sons Co. sr. unsec.
notes 5 5/8s, 2012	1,250,000	1,220,099	1,000,000	976,079

Regional Bells		0.1%		0.2%
Qwest Corp. sr. unsec. unsub. notes
8 7/8s, 2012	100,000	103,750	150,000	155,625

Retail		0.1%		0.3%
Hanesbrands, Inc. company guaranty sr.
unsec. notes FRN Ser. B, 4.593s, 2014	45,000	38,025	100,000	84,500
Macy's Retail Holdings, Inc. company
guaranty sr. unsec. notes 6 5/8s, 2011	135,000	137,067	135,000	137,067
		175,092		221,567

Technology services		0.1%		0.2%
Iron Mountain, Inc. company guaranty
8 5/8s, 2013	--	--	100,000	100,000
Iron Mountain, Inc. company guaranty
6 5/8s, 2016	100,000	92,375	50,000	46,188
		92,375		146,188

Telecommunications		0.2%		0.8%
American Tower Corp. sr. unsec. notes
7s, 2017	100,000	98,375	150,000	147,563
Inmarsat Finance PLC company guaranty
10 3/8s, 2012 (United Kingdom)	100,000	104,500	150,000	156,750
Intelsat Subsidiary Holding Co., Ltd.
company guaranty sr. unsec. notes Ser.
*, 8 1/2s, 2013 (Bermuda)	--	--	150,000	151,500
Nextel Communications, Inc. sr. notes
Ser. E, 6 7/8s, 2013	--	--	150,000	136,313
Windstream Corp. company guaranty
8 5/8s, 2016	--	--	50,000	50,750
		202,875		642,876

Tire and rubber		--%		0.2%
Goodyear Tire & Rubber Co. (The) sr.
unsec. notes 10 1/2s, 2016	--	--	150,000	160,875

Waste Management		--%		0.1%
Allied Waste North America, Inc.
company guaranty sr. unsub. sec. notes
7 7/8s, 2013	--	--	50,000	51,938

Total corporate bonds and notes (cost $5,960,949 and $9,708,374)		$6,299,293		$10,280,545

COMMON STOCKS(a)	500 Fund 6.1%		700 Fund 6.5%

	Shares	Value	Shares	Value

Aerospace and defense		0.3%		0.3%
Goodrich Corp.	800	$41,088	600	$30,816
Lockheed Martin Corp.	1,700	127,092	1,200	89,712
Northrop Grumman Corp.	1,800	80,244	1,300	57,954
Raytheon Co.	1,900	89,205	1,400	65,730
		337,629		244,212

Airlines		--%		--%
Copa Holdings SA Class A (Panama)	200	8,108	100	4,054

Banking		0.2%		0.2%
BancorpSouth, Inc.	1,000	22,500	700	15,750
Bank of Hawaii Corp.	200	7,674	200	7,674
Commerce Bancshares, Inc.	300	10,998	200	7,332
U.S. Bancorp	4,400	89,804	3,200	65,312
Wells Fargo & Co.	3,000	73,380	2,100	51,366
		204,356		147,434

Beverage		0.1%		0.1%
Coca-Cola Enterprises, Inc.	4,200	78,918	3,000	56,370
Pepsi Bottling Group, Inc. (The)	2,100	71,295	1,500	50,925
		150,213		107,295

Biotechnology		0.2%		0.2%
Biogen Idec, Inc. (NON)	4,100	194,955	2,900	137,895

Cable television		0.1%		0.1%
DISH Network Corp. Class A (NON)	2,400	40,680	1,700	28,815
Liberty Global, Inc. Class A (NON)	3,200	67,040	2,300	48,185
		107,720		77,000

Chemicals		0.1%		0.2%
Ashland, Inc.	1,000	33,140	700	23,198
Celanese Corp. Ser. A	1,900	48,830	1,400	35,980
Eastman Chemical Co.	1,000	49,660	700	34,762
Lubrizol Corp. (The)	900	52,137	700	40,551
		183,767		134,491

Coal		0.1%		0.1%
Alpha Natural Resources, Inc. (NON)	1,100	36,641	800	26,648
Peabody Energy Corp.	1,200	39,732	800	26,488
		76,373		53,136

Combined utilities		--%		--%
El Paso Corp.	4,700	47,282	3,300	33,198

Commercial and consumer services		0.2%		0.2%
Alliance Data Systems Corp. (NON)	500	25,500	400	20,400
Equifax, Inc.	800	20,840	600	15,630
H&R Block, Inc.	3,800	63,422	2,700	45,063
Lender Processing Services, Inc.	900	30,762	600	20,508
Visa, Inc. Class A	1,800	117,828	1,300	85,098
		258,352		186,699

Communications equipment		0.1%		0.1%
Harris Corp.	2,500	78,275	1,800	56,358

Computers		0.2%		0.2%
Lexmark International, Inc. Class A
(NON)	2,400	34,752	1,700	24,616
Seagate Technology	8,500	102,340	6,100	73,444
Western Digital Corp. (NON)	3,700	111,925	2,700	81,675
		249,017		179,735

Conglomerates		0.1%		0.1%
Crane Co.	1,800	38,196	1,300	27,586
Honeywell International, Inc.	2,700	93,690	1,900	65,930
		131,886		93,516

Consumer goods		0.3%		0.3%
Estee Lauder Cos., Inc. (The) Class A	2,700	98,388	1,900	69,236
Kimberly-Clark Corp.	3,700	216,265	2,700	157,815
Newell Rubbermaid, Inc.	3,200	41,184	2,300	29,601
		355,837		256,652

Consumer services		--%		--%
Brink's Co. (The)	1,400	38,010	1,000	27,150

Containers		--%		--%
Pactiv Corp. (NON)	1,800	45,324	1,300	32,734

Electric utilities		0.2%		0.2%
DTE Energy Co.	700	24,122	500	17,230
FPL Group, Inc.	1,800	102,006	1,300	73,671
Public Service Enterprise Group, Inc.	2,300	74,635	1,600	51,920
Wisconsin Energy Corp.	500	21,485	400	17,188
		222,248		160,009

Electronics		0.4%		0.5%

Avnet, Inc. (NON)	2,900	70,760	2,100	51,240
Jabil Circuit, Inc.	5,600	51,296	4,100	37,556
Marvell Technology Group, Ltd. (NON)	8,200	109,388	5,900	78,706
National Semiconductor Corp.	4,600	69,276	3,300	49,698
Texas Instruments, Inc.	8,800	211,640	6,300	151,515
		512,360		368,715

Energy (oil field)		--%		--%
Rowan Cos., Inc.	1,500	31,995	1,100	23,463

Financial		0.1%		0.1%
AmeriCredit Corp. (NON)	3,400	53,346	2,400	37,656
Broadridge Financial Solutions, Inc.	1,300	22,451	900	15,543
		75,797		53,199

Food		0.3%		0.3%
Archer Daniels Midland Co.	3,600	108,432	2,600	78,312
Dean Foods Co. (NON)	4,400	93,236	3,200	67,808
Sara Lee Corp.	15,600	165,984	11,200	119,168
		367,652		265,288

Forest products and packaging		0.1%		0.1%
Rayonier, Inc.	500	19,495	400	15,596
Sealed Air Corp.	2,200	40,458	1,500	27,585
		59,953		43,181

Health care		--%		--%
Tenet Healthcare Corp. (NON)	9,700	38,315	7,000	27,650

Health-care services		0.2%		0.2%
Aetna, Inc.	2,800	75,516	2,000	53,940
Health Net, Inc. (NON)	1,800	24,354	1,300	17,589
Humana, Inc. (NON)	900	29,565	600	19,710
UnitedHealth Group, Inc.	2,800	78,568	2,000	56,120
Universal Health Services, Inc. Class B	600	33,366	400	22,244
		241,369		169,603

Household furniture and appliances		--%		--%
Whirlpool Corp.	900	51,381	600	34,254

Insurance		0.2%		0.2%
American Financial Group, Inc.	400	9,756	300	7,317
Hanover Insurance Group, Inc. (The)	300	11,793	200	7,862
Loews Corp.	1,800	54,036	1,300	39,026
Principal Financial Group	1,900	45,030	1,400	33,180
Prudential Financial, Inc.	1,000	44,270	700	30,989
W.R. Berkley Corp.	1,700	39,491	1,200	27,876
		204,376		146,250

Investment banking/Brokerage		0.4%		0.4%
Affiliated Managers Group (NON)	1,100	72,622	800	52,816
BlackRock, Inc.	300	57,162	200	38,108
Goldman Sachs Group, Inc. (The)	500	81,650	300	48,990
SEI Investments Co.	3,500	66,150	2,500	47,250
TD Ameritrade Holding Corp. (NON)	6,400	118,656	4,600	85,284
Waddell & Reed Financial, Inc. Class A	2,200	62,414	1,600	45,392
		458,654		317,840

Manufacturing		0.1%		0.1%
Cooper Industries, Ltd. Class A	1,100	36,245	800	26,360
Dover Corp.	1,200	40,812	900	30,609
General Cable Corp. (NON)	300	11,631	200	7,754
Shaw Group, Inc. (NON)	500	14,720	400	11,776
Thomas & Betts Corp. (NON)	1,400	37,296	1,000	26,640
		140,704		103,139

Medical technology		0.1%		0.1%
Hill-Rom Holdings, Inc.	1,800	30,852	1,300	22,282
Kinetic Concepts, Inc. (NON)	1,000	31,620	700	22,134
		62,472		44,416

Metals		--%		--%
AK Steel Holding Corp.	1,500	29,505	1,100	21,637

Natural gas utilities		--%		0.1%
Sempra Energy	1,100	57,673	800	41,944

Oil and gas		0.6%		0.7%
Apache Corp.	1,400	117,530	1,000	83,950
Chevron Corp.	3,500	243,145	2,500	173,675
ConocoPhillips	5,300	231,663	3,800	166,098
Hess Corp.	1,300	71,760	900	49,680
Holly Corp.	2,300	48,921	1,700	36,159
Murphy Oil Corp.	1,000	58,200	700	40,740
		771,219		550,302

Pharmaceuticals		0.4%		0.4%
Eli Lilly & Co.	6,300	219,807	4,500	157,005
Endo Pharmaceuticals Holdings, Inc.
(NON)	4,000	84,040	2,900	60,929
Mylan, Inc. (NON)	7,000	92,330	5,000	65,950
Sepracor, Inc. (NON)	4,000	69,400	2,900	50,315

		465,577		334,199

Power producers		--%		--%
Mirant Corp. (NON)	600	10,836	500	9,030

Publishing		--%		--%
R. R. Donnelley & Sons Co.	1,300	18,070	1,000	13,900

Real estate		0.1%		0.1%
Developers Diversified Realty Corp. (R)	900	5,049	600	3,366
Hospitality Properties Trust (R)	600	9,474	500	7,895
Jones Lang LaSalle, Inc.	200	7,592	200	7,592
Nationwide Health Properties, Inc. (R)	600	17,412	500	14,510
Public Storage, Inc. (R)	800	58,056	600	43,542
		97,583		76,905

Restaurants		--%		--%
Brinker International, Inc.	1,200	19,968	900	14,976

Retail		0.4%		0.4%
Advance Auto Parts, Inc.	1,100	50,853	800	36,984
AutoZone, Inc. (NON)	400	61,428	300	46,071
Barnes & Noble, Inc.	400	9,212	300	6,909
Gap, Inc. (The)	5,400	88,128	3,800	62,016
Guess ?, Inc.	700	20,349	500	14,535
Hanesbrands, Inc. (NON)	1,100	21,890	800	15,920
Herbalife, Ltd. (Cayman Islands)	2,100	72,261	1,500	51,615
Limited Brands, Inc.	3,100	40,114	2,200	28,468
PETsMART, Inc.	1,500	33,555	1,100	24,607
RadioShack Corp.	1,500	23,265	1,100	17,061
Ross Stores, Inc.	1,500	66,135	1,100	48,499
		487,190		352,685

Shipping		--%		--%
Ryder System, Inc.	400	14,052	300	10,539

Software		0.2%		0.2%
Oracle Corp.	10,600	234,578	7,600	168,188

Technology		--%		--%
Tech Data Corp. (NON)	1,300	45,409	900	31,437

Technology services		0.1%		0.1%
Accenture, Ltd. Class A	2,600	91,182	1,800	63,126
Western Union Co. (The)	3,300	57,684	2,400	41,952
		148,866		105,078

Telecommunications		0.2%		0.2%
CenturyTel, Inc.	1,096	34,403	822	25,803
NII Holdings, Inc. (NON)	3,400	78,268	2,400	55,248
Sprint Nextel Corp. (NON)	28,300	113,200	20,300	81,200
		225,871		162,251

Textiles		--%		--%
Phillips-Van Heusen Corp.	600	21,228	400	14,152

Total common stocks (cost $7,089,381 and $5,081,462)		$7,582,005		$5,435,789

U.S. GOVERNMENT AGENCY OBLIGATIONS(a)	500 Fund 3.3%		700 Fund 3.8%

	Principal amount	Value	Principal amount	Value

Bank of America NA FDIC guaranteed
notes FRN 0.966s, 2010	$800,000	$799,800	$700,000	$699,825
Bank of America NA FDIC guaranteed
notes FRN Ser. BKNT, 0.659s, 2010	625,000	626,541	315,000	315,777
General Electric Capital Corp. FDIC
guaranteed notes 1 5/8s, 2011	900,000	908,190	700,000	706,370
Goldman Sachs Group, Inc (The) FDIC
guaranteed notes 1 5/8s, 2011	900,000	906,568	700,000	705,109
JPMorgan Chase & Co. FDIC guaranteed
2 5/8s, 2010	900,000	920,681	700,000	716,085

Total U.S. Government Agency Obligations (cost $4,140,070 and $3,126,607)		$4,161,780		$3,143,166

U.S. TREASURY OBLIGATIONS(a)	500 Fund 10.6%		700 Fund 11.3%

	Principal amount	Value	Principal amount	Value

U.S. Treasury Inflation Index Notes
4 1/4s, January 15, 2010	$2,670,780	$2,723,693	$1,908,225	$1,945,495
3 7/8s, April 15, 2029	2,733,360	3,423,267	1,952,940	2,445,191
2 5/8s, July 15, 2017	2,168,061	2,318,850	1,549,050	1,656,322
2 3/8s, April 15, 2011	2,263,863	2,330,658	1,617,495	1,664,756
2s, January 15, 2014	2,431,863	2,484,230	1,737,525	1,774,450

Total U.S. treasury obligations (cost $13,179,514 and $9,391,200)		$13,280,699		$9,486,214

ASSET-BACKED SECURITIES(a)	500 Fund 1.5%		700 Fund 1.9%

	Shares	Value	Shares	Value

GSAA Home Equity Trust FRB Ser. 07-5,
Class 2A1A, 0.405s, 2047	363,053	$209,068	333,899	$192,279
GSAMP Trust FRB Ser. 07-HE2, Class A2A,
0.405s, 2047	158,445	116,457	132,712	97,543
HSI Asset Securitization Corp. Trust

FRB Ser. 06-HE1, Class 2A1, 0.335s, 2036	191,610	126,941	173,215	114,755
Securitized Asset Backed Receivables,
LLC
FRB Ser. 07-BR5, Class A2A, 0.415s, 2037	84,476	55,332	86,385	56,582
FRB Ser. 07-BR4, Class A2A, 0 3/8s, 2037	744,589	453,282	582,239	354,448
WAMU Asset-Backed Certificates
FRB Ser. 07-HE2, Class 2A1, 0.395s, 2037	602,514	361,569	447,758	268,699
FRB Ser. 07-HE1, Class 2A1, 0.335s, 2037	772,487	544,603	705,571	497,428

Total asset-backed securities (cost $1,804,207 and $1,524,264)		$1,867,252		$1,581,734

COMMODITY LINKED NOTES(a)	500 Fund 2.9%		700 Fund 2.9%

	Principal amount	Value	Principal amount	Value

UBS AG/ Jersey Branch 144A sr. notes
zero %, 2011 (Indexed to the UBS
Bloomberg CMCI Essence Excess Return)
(United Kingdom)	$3,600	$3,594,245	$2,400	$2,396,163

Total commodity linked notes (cost $3,587,400 and $2,391,600)		$3,594,245		$2,396,163

SHORT-TERM INVESTMENTS(a)	500 Fund 52.5%		700 Fund 35.7%

	Principal amount/shares	Value	Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)	8,747,890	$8,747,890	4,995,636	$4,995,636
SSgA Prime Money Market Fund (i)	$110,000	110,000	$--	--
U.S. Treasury Cash Management Bills
with yields ranging from 0.37% to
0.45%, maturity date April 1, 2010 (SEG)	959,000	955,961	187,000	186,407
U.S. Treasury Bills for effective
yields ranging from 0.50% to 0.64%,
maturity December 17, 2009 (SEG)	249,000	248,335	377,000	375,993
U.S. Treasury Bills for effective
yields ranging from 0.29% to 0.67%,
maturity November 19, 2009 (SEG)	663,000	661,734	483,000	482,077
Federal Home Loan Bank for an effective
yield of zero%, maturity June 18, 2010	5,000,000	5,006,800	1,900,000	1,902,584
Federal Home Loan Bank for an effective
yield of 0.45%, maturity
November 24, 2009	7,500,000	7,503,225	5,000,000	5,002,150
Federal Home Loan Bank for an effective
yield of 0.80%, maturity April 30, 2010	2,000,000	2,004,460	2,000,000	2,004,460
Federal Home Loan Mortgage Corp. for
an effective yield of 0.48%, maturity
May 10, 2010 (SEGSF)	2,800,000	2,789,472	3,700,000	3,686,088
Federal Home Loan Mortgage Corp. for
an effective yield of 0.45%, maturity
February 8, 2010	5,400,000	5,386,246	--	--
Federal Home Loan Mortgage Corp. for
an effective yield of 0.95%, maturity
February 5, 2010	3,000,000	2,985,117	--	--
Federal Home Loan Mortgage Corp. for
an effective yield of 0.90%, maturity
January 8, 2010 (SEGSF)	1,600,000	1,593,600	1,400,000	1,394,400
Federal Home Loan Mortgage Corp. for
an effective yield of 0.60%, maturity
December 24, 2009	5,000,000	4,987,915	1,000,000	997,583
Federal National Mortgage Association
for an effective yield of 0.56%,
maturity April 12, 2010	3,700,000	3,685,381	--	--
Federal National Mortgage Association
for an effective yield of 0.87%,
maturity February 1, 2010	3,750,000	3,733,324	3,250,000	3,235,547
Federal National Mortgage Association
for an effective yield of 0.90%,
maturity January 15, 2010	1,600,000	1,593,320	1,400,000	1,394,155
Federal National Mortgage Association
for effective yields ranging from 0.52%
to 0.75% and maturity dates ranging
from December 28, 2009 to
December 29, 2009	9,000,000	8,980,497	2,500,000	2,494,583
Federal National Mortgage Association
for an effective yield of 0.56%,
maturity December 28, 2009	4,600,000	4,595,676	1,750,000	1,748,355

Total short-term investments (cost $65,542,797 and $29,888,745)		$65,568,953		$29,900,018

TOTAL INVESTMENTS

Total investments (cost $119,651,060 and $77,108,664) (b)		$121,982,548		$79,475,521

Putnam Absolute Return 500 Fund

FUTURES CONTRACTS OUTSTANDING at 7/31/09 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Bobl 5 yr (Long)	14	$2,317,355	Sep-09	$(134)
Euro-Bund 10 yr (Short)	6	1,043,515	Sep-09	(3,299)
Euro-Euribor Interest Rate 90 day (Long)	6	2,100,134	Sep-10	9,545
Euro-Euribor Interest Rate 90 day (Short)	6	2,120,228	Sep-09	(17,142)
Euro-Schatz 2 yr (Short)	33	5,086,581	Sep-09	2,268
Japanese Government Bond 10 yr (Short)	1	1,457,269	Sep-09	312
Japanese Government Bond 10 yr Mini (Short)	1	145,664	Sep-09	344
NASDAQ 100 Index E-Mini (Long)	96	3,075,840	Sep-09	191,348
S&P 500 Index E-Mini (Long)	35	1,722,875	Sep-09	89,642
U.K. Gilt 10 yr (Short)	4	783,708	Sep-09	1,156
U.S. Treasury Bond 20 yr (Long)	55	6,545,000	Sep-09	197,067
U.S. Treasury Note 2 yr (Long)	31	6,713,922	Sep-09	10,087
U.S. Treasury Note 5 yr (Short)	71	8,192,180	Sep-09	(142,196)
U.S. Treasury Note 10 yr (Short)	10	1,172,813	Sep-09	13,473

Total				$352,471

Putnam Absolute Return 500 Fund

WRITTEN OPTIONS OUTSTANDING at 7/31/09 (premiums received $1,610,982) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	$8,535,000	Jul-11/4.52	$546,837
Option on an interest rate swap with Citibank, N.A. for the obligation to receive
a fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	8,535,000	Jul-11/4.52	533,523
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	4,267,500	Jul-11/4.5475	278,497
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	4,267,500	Jul-11/4.5475	262,665

Total			$1,621,522

Putnam Absolute Return 500 Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/09 (Unaudited)

				Payments	Payments	Unrealized
Swap counterparty /			Termination	made by	received by	appreciation/
Notional amount			date	fund per annum	fund per annum	(depreciation)

Citibank, N.A.
EUR	224,000	(E)	6/12/24	6 month EUR-EURIBOR-REUTERS	5.1275%	$1,089

EUR	256,000	(E)	6/20/24	6 month EUR-EURIBOR-REUTERS	5.135%	1,310

GBP	1,960,000	(E)	7/18/14	6 month GBP-LIBOR-BBA	4.555%	(12,951)

	$1,746,000		7/28/19	3.895%	3 month USD-LIBOR-BBA	(23,988)

	207,000		4/15/19	3.065%	3 month USD-LIBOR-BBA	9,300

	1,189,000		5/11/39	3.8425%	3 month USD-LIBOR-BBA	59,806

Deutsche Bank AG
	22,299,000		5/12/11	1.43%	3 month USD-LIBOR-BBA	(67,537)

	3,728,000		7/27/19	3.755%	3 month USD-LIBOR-BBA	(7,073)

	611,000		7/28/19	3.895%	3 month USD-LIBOR-BBA	(8,394)

	690,000		3/6/39	3.47%	3 month USD-LIBOR-BBA	74,160

	715,000		3/20/11	3 month USD-LIBOR-BBA	1.43%	5,682

	400,000		3/23/11	3 month USD-LIBOR-BBA	1.45%	3,273

	482,000		4/8/19	3.115%	3 month USD-LIBOR-BBA	19,279

JPMorgan Chase Bank, N.A.
EUR	520,000	(E)	6/17/24	6 month EUR-EURIBOR-REUTERS	5.195%	4,031

AUD	380,000		6/26/19	6 month AUD-BBR-BBSW	6.05%	98

CAD	380,000		6/25/19	3.626%	6 month CAD-BA-CDOR	(4,097)

EUR	1,560,000	(E)	7/27/24	6 month EUR-EURIBOR-REUTERS	5.1355%	7,470

JPY	24,900,000	(E)	7/28/29	6 month JPY-LIBOR-BBA	2.67%	(2,199)

JPY	33,500,000	(E)	7/28/39	2.40%	6 month JPY-LIBOR-BBA	2,039

	$5,600,000		7/30/11	1.46%	3 month USD-LIBOR-BBA	(672)

	2,600,000		8/4/14	3 month USD-LIBOR-BBA	2.89%	--

Total						$60,626

(E) See Total return swap contracts note and/or Interest rate swap contracts note(s) regarding extended effective dates.

Putnam Absolute Return 500 Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/09 (Unaudited)

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Credit Suisse International
	$1,000	7/15/10	(3 month USD-	The Middle East	$106,803
			LIBOR-BBA plus	Custom Basket
			1.00%)	Index currently
				sponsored
				by Credit Suisse
				ticker CSGCPUT

Goldman Sachs International
	2,005	7/9/10	(3 month USD-	A basket	57,992
			LIBOR-BBA plus	(GSPMTGCC)
			85 bps)	of common stocks

JPMorgan Chase Bank, N.A.
	41,062	7/22/10	(3 month USD-	Common Stock	58,088
			LIBOR-BBA)	of KKR Private
				Equity Investors

	28,539	7/23/10	(3 month USD-	Common Stock	32,877
			LIBOR-BBA plus 20	of KKR Private
			bp)	Equity Investors

	8,937	7/29/10	(3 month USD-	S&P 500	14,339
			LIBOR-BBA )	Information
				Technology Total
				Return Index

	5,562	7/29/10	3 month USD-	S&P 500 Energy	(38,848)
			LIBOR-BBA	Total Return
				Index

UBS, AG
	21,764	7/22/10	3 month USD-	Common Stock	(24,100)
			LIBOR-BBA minus	of Blackstone
			0.55 percent	Group LP

	14,480	7/22/10	3 month USD-	Common Stock	(11,616)
			LIBOR-BBA minus	of Blackstone
			0.55 percent	Group LP

Total					$195,535

Putnam Absolute Return 500 Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/09 (Unaudited)

		Upfront				Fixed payments
		premium			Termi-	received	Unrealized
Swap counterparty /		received		Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

Bank of America, N.A.
Donnelley (R.R.) &
Sons, 4.95%, 4/1/14	--	$(56,516)		$1,250,000	3/20/12	(500 bp)	$(134,698)

Deutsche Bank AG
DJ iTraxx Europe Series
11 Version 1	BB-	(9,168)	EUR	550,000	6/20/14	185 bp	26,972

Macy's Retail Holdings,
7.45%,7/15/17	--	--		$114,750	6/20/11	(825 bp)	(12,523)

Publicis Groupe SA,
4.125%, 1/31/12	--	--	EUR	275,000	6/20/14	(158 bp)	(14,333)

Goldman Sachs International
Tate & Lyle
International Finance
PLC, 6.50%, 6/28/12	--	--	EUR	275,000	6/20/14	(175 bp)	(9,738)

Total							$(144,320)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2009.

Putnam Absolute Return 700 Fund

FUTURES CONTRACTS OUTSTANDING at 7/31/09 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Bobl 5 yr (Long)	12	$1,986,304	Sep-09	$(1,040)
Euro-Bund 10 yr (Short)	6	1,043,515	Sep-09	(3,299)
Euro-Euribor Interest Rate 90 day (Long)	6	2,100,134	Sep-10	9,563
Euro-Euribor Interest Rate 90 day (Short)	6	2,120,228	Sep-09	(16,040)
Euro-Schatz 2 yr (Short)	28	4,315,887	Sep-09	1,951
Japanese Government Bond 10 yr (Short)	1	1,457,269	Sep-09	312
NASDAQ 100 Index E-Mini (Long)	74	2,370,960	Sep-09	149,889
S&P 500 Index E-Mini (Long)	32	1,575,200	Sep-09	73,361
U.K. Gilt 10 yr (Short)	4	783,708	Sep-09	923
U.S. Treasury Bond 20 yr (Long)	46	5,474,000	Sep-09	177,311
U.S. Treasury Note 2 yr (Long)	24	5,197,875	Sep-09	7,809
U.S. Treasury Note 5 yr (Short)	70	8,076,797	Sep-09	(122,779)
U.S. Treasury Note 10 yr (Short)	12	1,407,375	Sep-09	4,811

Total				$282,772

Putnam Absolute Return 700 Fund

WRITTEN OPTIONS OUTSTANDING at 7/31/09 (premiums received $1,286,142) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	$6,814,000	Jul-11/4.52	$436,573
Option on an interest rate swap with Citibank, N.A. for the obligation to receive
a fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	6,814,000	Jul-11/4.52	425,943
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	3,407,000	Jul-11/4.5475	222,341
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	3,407,000	Jul-11/4.5475	209,701

Total			$1,294,558

Putnam Absolute Return 700 Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/09 (Unaudited)

				Payments	Payments	Unrealized
Swap counterparty /			Termination	made by	received by	appreciation/
Notional amount			date	fund per annum	fund per annum	(depreciation)

Citibank, N.A.
EUR	196,000	(E)	6/12/24	6 month EUR-EURIBOR-REUTERS	5.1275%	$952

EUR	224,000	(E)	6/20/24	6 month EUR-EURIBOR-REUTERS	5.135%	1,146

GBP	1,740,000	(E)	7/18/14	6 month GBP-LIBOR-BBA	4.555%	(11,497)

	$1,337,000		7/28/19	3.895%	3 month USD-LIBOR-BBA	(18,369)

	117,000		4/15/19	3.065%	3 month USD-LIBOR-BBA	5,256

	768,000		5/11/39	3.8425%	3 month USD-LIBOR-BBA	38,630

Deutsche Bank AG
	19,837,000		5/12/11	1.43%	3 month USD-LIBOR-BBA	(60,080)

	2,938,000		7/27/19	3.755%	3 month USD-LIBOR-BBA	(5,574)

	468,000		7/28/19	3.895%	3 month USD-LIBOR-BBA	(6,430)

	816,000		3/6/39	3.47%	3 month USD-LIBOR-BBA	87,702

	297,000		3/20/11	3 month USD-LIBOR-BBA	1.43%	2,360

	900,000		3/23/11	3 month USD-LIBOR-BBA	1.45%	7,364

	382,000		4/8/19	3.115%	3 month USD-LIBOR-BBA	15,279

JPMorgan Chase Bank, N.A.
EUR	450,000	(E)	6/17/24	6 month EUR-EURIBOR-REUTERS	5.195%	3,489

AUD	320,000		6/26/19	6 month AUD-BBR-BBSW	6.05%	82

CAD	320,000		6/25/19	3.626%	6 month CAD-BA-CDOR	(3,450)

EUR	1,410,000	(E)	7/27/24	6 month EUR-EURIBOR-REUTERS	5.1355%	6,752

JPY	22,600,000	(E)	7/28/29	6 month JPY-LIBOR-BBA	2.67%	(1,996)

JPY	30,400,000	(E)	7/28/39	2.40%	6 month JPY-LIBOR-BBA	1,851

	$3,100,000		7/30/11	1.46%	3 month USD-LIBOR-BBA	(372)

	2,300,000		8/4/14	3 month USD-LIBOR-BBA	2.89%	--

Total						$63,095

(E) See Total return swap contracts note and/or Interest rate swap contracts note(s) regarding extended effective dates.

Putnam Absolute Return 700 Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/09 (Unaudited)

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Credit Suisse International
	$626	7/15/10	(3 month USD-	The Middle East	$66,859
			LIBOR-BBA plus	Custom Basket
			1.00% )	Index currently
				sponsored
				by Credit Suisse
				ticker CSGCPUT

Goldman Sachs International
	1,255	7/9/10	(3 month USD-	A basket	36,300
			LIBOR-BBA plus	(GSPMTGCC)
			85 bps)	of common stocks

JPMorgan Chase Bank, N.A.
	25,835	7/22/10	(3 month USD-	Common Stock	36,547
			LIBOR-BBA)	of KKR Private
				Equity Investors

	17,961	7/23/10	(3 month USD-	Common Stock	20,691
			LIBOR-BBA plus 20	of KKR Private
			bp)	Equity Investors

	5,809	7/29/10	(3 month USD-	S&P 500	9,321
			LIBOR-BBA )	Information
				Technology Total
				Return Index

	3,615	7/29/10	3 month USD-	S&P 500 Energy	(25,249)
			LIBOR-BBA	Total Return
				Index

UBS, AG
	13,696	7/22/10	3 month USD-	Common Stock	(15,166)
			LIBOR-BBA minus	of Blackstone
			0.55 percent	Group LP

	9,120	7/22/10	3 month USD-	Common Stock	(7,316)
			LIBOR-BBA minus	of Blackstone
			0.55 percent	Group LP

Total					$121,987

Putnam Absolute Return 700 Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/09 (Unaudited)

		Upfront				Fixed payments
		premium			Termi-	received	Unrealized
Swap counterparty /		received		Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

Bank of America, N.A.
Donnelley (R.R.) &
Sons, 4.95%, 4/1/14	--	$(45,213)		$1,000,000	3/20/12	(500 bp)	$(107,758)

Deutsche Bank AG
DJ iTraxx Europe Series
11 Version 1	BB-	(8,335)	EUR	500,000	6/20/14	185 bp	24,520

Macy's Retail Holdings,
7.45%,7/15/17	--	--		$114,750	6/20/11	(825 bp)	(12,523)

Publicis Groupe SA,
4.125%, 1/31/12	--	--	EUR	250,000	6/20/14	(158 bp)	(13,030)

Goldman Sachs International
Tate & Lyle
International Finance
PLC, 6.50%, 6/28/12	--	--	EUR	250,000	6/20/14	(175 bp)	(8,853)

Total							$(117,644)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2009.

Key to holding's currency abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

Key to holding's abbreviations

FRB	Floating Rate Bonds
FRN	Floating Rate Notes
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
MTNC	Medium Term Notes Class C
PO	Principal Only

NOTES

(a) Percentages indicated are based on net assets as follows:

500 Fund	$124,940,256
700 Fund	83,648,176

(b) The aggregate identified cost on a tax basis is as follows:

	Cost for federal	Unrealized	Unrealized	Net unrealized
	income tax purposes	appreciation	depreciation	appreciation

500 Fund	$119,651,060	$2,526,575	($195,087)	$2,331,488
700 Fund	77,108,664	2,508,755	(141,898)	2,366,857

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at July 31, 2009 was $124,375, or 0.1% of net assets.

(SEG) These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at July 31, 2009.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivative contracts at July 31, 2009.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $5,733 and $3,500 (for 500 Fund and 700 Fund, respectively) for the period ended July 31, 2009. During the period ended July 31, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund were as follows:

	Cost of	Proceeds
	Purchases	of Sales

500 Fund	$65,416,386	$56,668,496
700 Fund	38,966,830	33,971,194

Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(i) Security purchased with cash or received, that was pledged to the fund for collateral on certain derivative contracts.

(R) Real Estate Investment Trust.

At July 31, 2009, liquid assets totaling $15,586,856 and $15,586,191 have been designated as collateral for open swap contracts and futures contracts for 500 Fund and 700 Fund, respectively.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB and FRN are the current interest rates at July 31, 2009.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at July 31, 2009.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.

Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Certain securities may be valued on the basis of a price provided by a single source.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Outstanding contracts at period end are indicative of the volume of activity during the period.

Total return swap contracts: The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to help enhance the fund's return and manage the fund’s exposure to credit risk. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Outstanding contracts at period end are indicative of the volume of activity during the period.

Interest rate swap contracts: The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.

The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Outstanding contracts at period end are indicative of the volume of activity during the period.

Credit default contracts: The fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses.

The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Outstanding contracts at period end are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio; collateral pledged by the fund is segregated by the fund’s custodian and identified in The fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty.

Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At July 31, 2009, The Absolute Return 500 Fund had net unrealized losses of $170,414 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $1,515,192.

At July 31, 2009, The Absolute Return 700 Fund had net unrealized losses of $130,240 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $1,226,647.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of July 31, 2009:

500 FUND	Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed securities	$--	$1,867,252	$--

Common stocks:
Basic materials	273,225	--	--
Capital goods	523,657	--	--
Communication services	333,591	--	--
Conglomerates	131,886	--	--
Consumer cyclicals	763,960	--	--
Consumer staples	1,003,941	--	--
Energy	879,587	--	--
Financial	1,040,766	--	--
Health care	1,002,688	--	--
Technology	1,268,505	--	--
Transportation	22,160	--	--
Utilities and power	338,039	--	--

Total Common stocks	7,582,005	--	--

Commodity linked notes	--	3,594,245	--

Corporate bonds and notes	--	6,299,293	--

Mortgage-backed securities	--	19,628,321	--

U.S. Government agency obligations	--	4,161,780	--

U.S Treasury obligations	--	13,280,699	--

Short-term investments	8,857,890	56,711,063	--

Totals by level	$16,439,895	$105,542,653	$--

	Level 1	Level 2	Level 3

Other financial instruments:	$352,471	$(1,443,997)	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts.

700 FUND	Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed securities	$--	$1,581,734	$--

Common stocks:
Basic materials	199,309	--	--
Capital goods	380,085	--	--
Communication services	239,251	--	--
Conglomerates	93,516	--	--
Consumer cyclicals	550,075	--	--
Consumer staples	722,976	--	--
Energy	626,901	--	--
Financial	741,628	--	--
Health care	713,763	--	--
Technology	909,511	--	--
Transportation	14,593	--	--
Utilities and power	244,181	--	--

Total Common stocks	5,435,789	--	--

Commodity linked notes	--	2,396,163	--

Corporate bonds and notes	--	10,280,545	--

Mortgage-backed securities	--	17,251,892	--

U.S. Government agency obligations	--	3,143,166	--

U.S Treasury obligations	--	9,486,214	--

Short-term investments	4,995,636	24,904,382	--

Totals by level	$10,431,425	$69,044,096	$--

	Level 1	Level 2	Level 3

Other financial instruments:	$282,772	$(1,173,572)	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts.

Market Values of Derivative Instruments as of July 31, 2009 500 Fund

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under Statement 133	Market value	Market value

Credit contracts	$36,140	$114,776

Equity contracts	551,089	74,564

Interest rate contracts	421,789	1,911,204

Total	$1,009,018	$2,100,544

Market Values of Derivative Instruments as of July 31, 2009 700 Fund

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under Statement 133	Market value	Market value

Credit contracts	$32,855	$96,951

Equity contracts	392,968	47,731

Interest rate contracts	373,543	1,545,484

Total	$799,366	$1,690,166

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: September 29, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 29, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2009

Date of reporting period: July 31, 2009

Item 1. Schedule of Investments:

Putnam Absolute Return 1000 Fund had no holdings as of July 31, 2009.

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: September 29, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 29, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: April 30, 2010

Date of reporting period: July 31, 2009

Item 1. Schedule of Investments:

Putnam Asia Pacific Equity Fund
The fund's portfolio
7/31/09 (Unaudited)

COMMON STOCKS (95.6%)(a)
	Shares	Value

Airlines (1.4%)
Singapore Airlines, Ltd. (Singapore)	9,000	$84,475
		84,475

Automotive (4.0%)
Honda Motor Co., Ltd. (Japan)	2,300	74,014
Nissan Motor Co., Ltd. (Japan)	22,400	162,836
		236,850

Banking (10.4%)
Australia & New Zealand Banking Group, Ltd. (Australia)	7,873	121,728
Bank of China Ltd. (China)	145,000	72,221
China Construction Bank Corp. (China)	202,000	162,907
Sumitomo Mitsui Financial Group, Inc. (Japan)	2,700	115,372
United Overseas Bank, Ltd. (Singapore)	12,000	147,507
		619,735

Broadcasting (1.0%)
Fuji Television Network, Inc. (Japan)	37	59,064
		59,064

Building materials (0.9%)
Boral, Ltd. (Australia)	12,922	53,803
		53,803

Cable television (1.6%)
Jupiter Telecommunications Co., Ltd. (Japan)	113	94,783
		94,783

Chemicals (1.9%)
Nitto Denko Corp. (Japan)	3,600	115,847
		115,847

Commercial and consumer services (2.5%)
Brambles, Ltd. (Australia)	17,115	85,542
Daito Trust Construction Co., Ltd. (Japan)	1,300	63,916
		149,458

Computers (3.0%)
Fujitsu, Ltd. (Japan)	21,000	137,814
Longtop Financial Technologies Ltd. ADR (China) (NON)	1,500	41,895
		179,709

Conglomerates (3.7%)
Mitsubishi Corp. (Japan)	6,400	127,622
Mitsui & Co., Ltd. (Japan)	7,300	91,423
		219,045

Electric utilities (1.3%)
Tokyo Electric Power Co. (Japan)	3,100	79,315
		79,315

Electronics (5.8%)
Hon Hai Precision Industry Co., Ltd. (Taiwan)	26,000	89,579
LG Display Co., Ltd. (South Korea)	2,310	66,691
Nippon Electric Glass Co., Ltd. (Japan)	9,000	104,263
Samsung Electronics Co., Ltd. (South Korea)	138	81,368
		341,901

Engineering and construction (1.3%)
GS Engineering & Construction Corp. (South Korea)	1,049	74,837
		74,837

Financial (4.1%)
KB Financial Group, Inc. (South Korea) (NON)	2,190	94,706
KB Financial Group, Inc. (Rights) (South Korea)
(F)(NON)	170	2,194
Korea Investment Holdings Co., Ltd. (South Korea)	2,410	78,704
ORIX Corp. (Japan)	1,120	70,783
		246,387

Food (1.3%)
Toyo Suisan Kaisha, Ltd. (Japan)	3,000	74,858

		74,858

Gaming and lottery (2.0%)
Sankyo Co., Ltd. (Japan)	2,000	119,012
		119,012

Insurance (2.0%)
China Life Insurance Co., Ltd. (China)	27,000	119,674
		119,674

Machinery (1.7%)
China National Materials Co., Ltd. (China)	104,000	98,501
		98,501

Metals (7.6%)
BHP Billiton, Ltd. (Australia)	5,673	179,165
BlueScope Steel, Ltd. (Australia)	38,181	107,362
JFE Holdings, Inc. (Japan)	2,500	100,496
Tokyo Steel Manufacturing Co., Ltd. (Japan)	5,800	64,254
		451,277

Natural gas utilities (2.2%)
Tokyo Gas Co., Ltd. (Japan)	36,000	131,800
		131,800

Oil and gas (4.0%)
China Petroleum & Chemical Corp. (China)	102,000	91,605
CNOOC, Ltd. (China)	74,000	99,497
Santos, Ltd. (Australia)	3,622	43,882
		234,984

Pharmaceuticals (3.2%)
Astellas Pharma, Inc. (Japan)	3,600	137,118
Ono Pharmaceutical Co., Ltd. (Japan)	1,200	53,302
		190,420

Railroads (1.3%)
East Japan Railway Co. (Japan)	1,300	74,478
		74,478

Real estate (9.2%)
Cheung Kong Holdings, Ltd. (Hong Kong)	8,000	103,332
GPT Group (Australia) (R)	132,965	58,801
Japan Retail Fund Investment Corp. (Japan) (R)	18	90,209
Link REIT (The) (Hong Kong) (R)	36,000	81,757
Westfield Group (Australia)	11,006	104,048
Wharf (Holdings), Ltd. (Hong Kong)	23,000	108,177
		546,324

Retail (4.9%)
Esprit Holdings, Ltd. (Hong Kong)	16,500	119,229
Lawson, Inc. (Japan)	1,900	78,782
Lotte Shopping Co., Ltd. (South Korea)	380	95,162
		293,173

Semiconductor (2.2%)
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	71,404	128,230
		128,230

Telecommunications (3.5%)
Hutchison Telecommunications Hong Kong Holdings, Ltd.
(Hong Kong) (NON)	544,000	84,234
KDDI Corp. (Japan)	23	121,819
		206,053

Tobacco (1.7%)
Japan Tobacco, Inc. (Japan)	35	101,182
		101,182

Toys (2.3%)
Nintendo Co., Ltd. (Japan)	500	134,997
		134,997

Transportation (1.1%)
DP World, Ltd. (United Arab Emirates)	187,500	67,500
		67,500

Trucks and parts (2.5%)
Aisin Seiki Co., Ltd. (Japan)	5,700	146,439
		146,439

Total common stocks (cost $5,253,763)		$5,674,111

SHORT-TERM INVESTMENTS (3.0%)(a)
	Shares	Value

Putnam Money Market Liquidity Fund (e)	179,107	$179,107

Total short-term investments (cost $179,107)		$179,107

TOTAL INVESTMENTS

Total investments (cost $5,432,870) (b)		$5,853,218

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/09 (Unaudited)

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

UBS, AG
	$442	6/21/10	(3 month USD-	MSCI Daily Total	$4,720
			LIBOR-BBA minus	Return Net
			1.25 percent)	Emerging Markets
India USD Index

Total					$4,720

Key to holding's abbreviations

ADR American Depository Receipts

NOTES

(a) Percentages indicated are based on net assets of $5,932,931.

(b) The aggregate identified cost on a tax basis is $5,432,872, resulting in gross unrealized appreciation and depreciation of $461,989 and $41,643, respectively, or net unrealized appreciation of $420,346.

(NON) Non-income-producing security.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $275 for the period ended July 31, 2009. During the period ended July 31, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $5,372,528 and $5,193,421, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for SFAS 157 disclosures based on the securities valuation inputs.

(R) Real Estate Investment Trust.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at July 31, 2009 (as a percentage of Portfolio Value):
Japan	46.6%
Australia	12.9
China	11.7
Hong Kong	8.5
South Korea	8.4
Singapore	4.0
Taiwan	3.7
United States	3.0
United Arab Emirates	1.2

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Total return swap contracts: The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to help enhance the fund's return and manage the fund’s exposure to credit risk. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Outstanding contracts at period end are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio; collateral pledged by the fund is segregated by the fund’s custodian and identified in The fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of July 31, 2009:

		Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:
	Basic materials	$567,124	$--	$--
	Capital goods	319,777	--	--
	Communication services	300,836	--	--
	Conglomerates	219,045	--	--
	Consumer cyclicals	967,575	--	--
	Consumer staples	254,822	--	--
	Energy	234,984	--	--
	Financials	1,529,926	--	2,194
	Health care	190,420	--	--
	Technology	649,840	--	--
	Transportation	226,453	--	--
	Utilities and power	211,115	--	--

Total Common stocks		5,671,917	--	2,194

Short-term investments		179,107	--	--

	Totals by level	$5,851,024	$--	$2,194

		Level 1	Level 2	Level 3

Other financial instruments:		$--	$4,720	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts.

The following is a reconciliation of Level 3 assets as of July 31, 2009:

	Balance as of			Change in net
	June 12, 2009	Accrued		unrealized		Net transfers
	(commencement of	discounts/	Realized	appreciation/	Net purchases/	in and/or out	Balance as of
Investments in securities:	operations)	premiums	gain/(loss)	depreciation)	sales	of Level 3	July 31, 2009

Common stocks:
Financial	$--	$--	$--	$2,194	$--	$--	$2,194

Total Common stocks	$--	$--	$--	$2,194	$--	$--	$2,194

Totals:	$--	$--	$--	$2,194	$--	$--	$2,194

Market Values of Derivative Instruments as of July 31, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging
instruments under Statement 133	Market value	Market value

Equity contracts	$4,720	$--

Total	$4,720	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: September 29, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 29, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: April 30, 2010

Date of reporting period: July 31, 2009

Item 1. Schedule of Investments:

Putnam Capital Spectrum Fund

The fund's portfolio
7/31/09 (Unaudited)

CORPORATE BONDS AND NOTES (31.2%)(a)
	Principal amount	Value

Automotive (1.4%)
Ford Motor Credit Co., LLC sr. unsec. notes 9 3/4s,
2010	$410,000	$412,050
		412,050

Broadcasting (2.2%)
DIRECTV Holdings, LLC company guaranty sr. unsec.
notes 6 3/8s, 2015	250,000	239,375
XM Satellite Radio Holdings, Inc. 144A sr. sec. notes
11 1/4s, 2013	300,000	309,000
XM Satellite Radio, Inc. 144A company guaranty sr.
unsec. notes 13s, 2013	85,000	76,288
		624,663

Building materials (2.2%)
Owens Corning, Inc. company guaranty unsec. unsub.
notes 9s, 2019	400,000	409,000
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sec.
notes 10s, 2013	250,000	220,625
		629,625

Computers (0.9%)
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013	250,000	255,000
		255,000

Consumer finance (1.0%)
GMAC, LLC sr. unsec. unsub. notes 7 1/4s, 2011	300,000	279,175
		279,175

Consumer services (0.1%)
RSC Equipment Rental, Inc. 144A sr. sec. notes 10s,
2017	40,000	42,100
		42,100

Containers (0.3%)
BBC Holding Corp. sr. notes 8 7/8s, 2014	85,000	74,375
Berry Plastics Holding Corp. sec. notes FRN 4.504s,
2014	10,000	7,000
		81,375

Electronics (1.0%)
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012	250,000	195,000
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 8 7/8s, 2014	155,000	103,850
		298,850

Entertainment (0.6%)
Cinemark, Inc. 144A company guaranty sr. notes 8 5/8s,
2019	165,000	170,775
		170,775

Financial (1.8%)
International Lease Finance Corp. sr. unsec. unsub.
notes 5s, 2010	300,000	269,818
Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015	250,000	240,625
		510,443

Forest products and packaging (2.1%)
Grief, Inc. 144A sr. notes 7 3/4s, 2019	40,000	39,700
Sealed Air Corp. 144A sr. notes 7 7/8s, 2017	300,000	316,818
Verso Paper Holdings, LLC/Verso Paper, Inc. 144A sr.
sec. notes 11 1/2s, 2014	275,000	255,750
		612,268

Gaming and lottery (2.1%)
Boyd Gaming Corp. sr. sub. notes 7 1/8s, 2016	250,000	200,000
MTR Gaming Group, Inc. 144A company guaranty sr. notes
12 5/8s, 2014	400,000	389,000
		589,000

Manufacturing (0.8%)
Belden CDT, Inc. 144A company guaranty sr. sub. notes
9 1/4s, 2019	150,000	148,875

General Cable Corp. company guaranty sr. unsec. notes
FRN 2.972s, 2015		80,000	68,800
			217,675

Media (0.8%)
Virgin Media Finance PLC company guaranty sr. notes
Ser. 1, 9 1/2s, 2016 (United Kingdom)		225,000	230,625
			230,625

Medical services (0.9%)
DaVita, Inc. company guaranty 6 5/8s, 2013		250,000	245,625
			245,625

Oil and gas (6.4%)
Connacher Oil and Gas, Ltd. 144A sr. sec. notes
11 3/4s, 2014 (Canada)		255,000	256,275
Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s,
2014		250,000	241,250
PetroHawk Energy Corp. 144A sr. notes 10 1/2s, 2014		250,000	267,500
Petroleum Development Corp. company guaranty sr.
unsec. notes 12s, 2018		180,000	160,200
Plains Exploration & Production Co. company guaranty
7s, 2017		250,000	236,875
Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016		200,000	219,250
Range Resources Corp. company guaranty sr. unsec. sub.
notes 7 1/2s, 2017		250,000	248,125
SandRidge Energy, Inc. 144A sr. unsec. notes 9 7/8s,
2016		200,000	202,000
			1,831,475

Paper & forest products (0.7%)
PE Paper Escrow GmbH sr. notes Ser. REGS, 11 3/4s,
2014 (Austria)	EUR	70,000	98,510
PE Paper Escrow GmbH 144A sr. notes 12s, 2014 (Austria)		$100,000	99,750
			198,260

Power producers (0.4%)
AES Corp. (The) 144A sr. notes 9 3/4s, 2016		115,000	120,175
			120,175

Railroads (0.3%)
RailAmerica, Inc. 144A company guaranty sr. sec. notes
9 1/4s, 2017		75,000	77,250
			77,250

Real estate (0.7%)
CB Richard Ellis Services, Inc. 144A sr. sub. notes
11 5/8s, 2017		200,000	201,000
			201,000

Restaurants (0.9%)
Wendy's/Arby's Restaurants LLC 144A sr. unsec. notes
10s, 2016		250,000	257,500
			257,500

Retail (1.1%)
Great Atlantic & Pacific Tea Co. 144A sr. notes
11 3/8s, 2015		80,000	80,200
Toys R Us Property Co., LLC 144A company guaranty sr.
unsec. notes 10 3/4s, 2017		150,000	153,750
United Auto Group, Inc. company guaranty 7 3/4s, 2016		80,000	68,000
			301,950

Technology services (1.6%)
First Data Corp. company guaranty sr. unsec. notes
9 7/8s, 2015		200,000	168,750
First Data Corp. 144A company guaranty sr. sub. notes
11 1/4s, 2016		200,000	143,000
First Data Corp. 144A company guaranty sr. unsec.
unsub. notes 10.55s, 2015 (PIK)		200,000	143,000
			454,750

Telecommunications (0.9%)
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014		250,000	258,750
			258,750

Total corporate bonds and notes (cost $8,374,217)			$8,900,359

COMMON STOCKS (22.6%)(a)
	Shares	Value

Airlines (0.4%)
Allegiant Travel Co. (NON)	2,800	$121,268
		121,268

Banking (2.0%)
Bank of America Corp.	20,800	307,632
JPMorgan Chase & Co.	3,400	131,410
Wells Fargo & Co.	5,300	129,638
		568,680

Cable television (4.1%)
Cablevision Systems Corp. Class A	9,400	192,418
DISH Network Corp. Class A (NON)	56,700	961,065
		1,153,483

Chemicals (2.5%)
W.R. Grace & Co. (NON)	43,100	716,753
		716,753

Commercial and consumer services (0.3%)
Alliance Data Systems Corp. (NON)	1,800	91,800
		91,800

Computers (0.5%)
Emulex Corp. (NON)	15,800	144,254
		144,254

Financial (0.7%)
AmeriCredit Corp. (NON)	11,800	185,142
		185,142

Investment banking/Brokerage (1.1%)
Och-Ziff Capital Management Group Class A	28,900	301,138
		301,138

Lodging/Tourism (--%)
Full House Resorts, Inc. (NON)	2,942	7,208
		7,208

Manufacturing (0.4%)
Thermadyne Holdings Corp. (NON)	23,800	113,526
		113,526

Medical services (0.4%)
DaVita, Inc. (NON)	2,400	119,280
		119,280

Oil and gas (4.5%)
Anadarko Petroleum Corp.	2,400	115,680
EOG Resources, Inc.	1,800	133,254
PetroHawk Energy Corp. (NON)	9,600	233,088
Pioneer Natural Resources Co.	14,400	411,120
Plains Exploration & Production Co. (NON)	7,600	217,740
Williams Partners LP (Partnership Shares)	7,800	173,472
		1,284,354

Power producers (1.4%)
AES Corp. (The) (NON)	31,900	408,001
		408,001

Technology (1.0%)
Unisys Corp. (NON)	157,900	282,641
		282,641

Telecommunications (3.3%)
EchoStar Corp. Class A (NON)	54,700	806,278
NeuStar, Inc. Class A (NON)	5,800	131,544
		937,822

Total common stocks (cost $6,090,431)		$6,435,350

CONVERTIBLE BONDS AND NOTES (6.7%)(a)
	Principal amount	Value

Broadcasting (1.2%)
Sirius Satellite Radio, Inc. cv. sr. unsec. notes
3 1/4s, 2011	$488,000	$356,240
		356,240

Computers (0.3%)
Maxtor Corp. cv. sr. debs. 2 3/8s, 2012	105,000	100,013
		100,013

Electronics (0.9%)

Advanced Micro Devices, Inc. cv. sr. unsec. notes
5 3/4s, 2012	360,000	265,050
		265,050

Financial (1.1%)
AmeriCredit Corp. cv. company guaranty sr. unsec.
notes 2 1/8s, 2013	300,000	222,375
CompuCredit Corp. cv. sr. unsec. unsub. notes 3 5/8s,
2025	255,000	77,775
		300,150

Media (0.5%)
Virgin Media, Inc. 144A cv. sr. unsec. notes 6 1/2s,
2016	150,000	130,313
		130,313

Medical services (0.8%)
Stewart Enterprises, Inc. cv. sr. unsec. notes 3 3/8s,
2016	280,000	224,000
		224,000

Metals (--%)
Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014	9,000	10,811
		10,811

Real estate (0.8%)
Alexandria Real Estate Equities, Inc. 144A cv. company
guaranty sr. unsec. notes 3.7s, 2027 (R)	255,000	221,213
		221,213

Telecommunications (0.5%)
Level 3 Communications, Inc. cv. sr. unsec. unsub.
notes 5 1/4s, 2011	120,000	99,300
Level 3 Communications, Inc. cv. sr. unsec. unsub.
notes 3 1/2s, 2012	74,000	53,465
		152,765

Telephone (0.6%)
Leap Wireless International, Inc. cv. sr. unsec. notes
4 1/2s, 2014	200,000	157,758
		157,758

Total convertible bonds and notes (cost $1,724,570)		$1,918,313

SENIOR LOANS (4.9%)(a)(c)
	Principal amount	Value

Calpine Corp. bank term loan FRN Ser. B, 3.475s, 2014	$209,468	$192,187
Claire's Stores, Inc. bank term loan FRN 3.211s, 2014	250,000	161,458
Federal Mogul Corp. bank term loan FRN Ser. B, 2.244s,
2014	112,283	84,633
Federal Mogul Corp. bank term loan FRN Ser. C, 2.228s,
2015	57,287	43,180
Level 3 Financing, Inc. bank term loan FRN Ser. B,
11 1/2s, 2014	115,000	118,258
Navistar Financial Corp. bank term loan FRN 3.496s,
2012	80,000	74,133
Navistar International Corp. bank term loan FRN 3.56s,
2012	220,000	203,867
Orbitz Worldwide, Inc. bank term loan FRN Ser. B,
3.521s, 2014	343,205	243,675
TRW Automotive, Inc. bank term loan FRN Ser. B,
6.313s, 2014	294,631	278,795

Total senior loans (cost $1,283,547)		$1,400,186

CONVERTIBLE PREFERRED STOCKS (1.8%)(a)
	Shares	Value

General Motors Corp. Ser. B, $1.312 cv. pfd.	172,000	$516,000

Total convertible preferred stocks (cost $582,600)		$516,000

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
	Expiration date/	Contract	Value
	strike price	amount

Citigroup, Inc. (Call)	Aug-09/$5.00	$33,400	$253
S&P 500 Index Depository Receipts (SPDR Trust
Series 1) (Put)	Sep-09/$96.00	14,267	35,260

Total purchased options outstanding (cost $45,898)			$35,513

SHORT-TERM INVESTMENTS (32.6%)(a)
	Shares	Value

Putnam Money Market Liquidity Fund (e)	9,292,271	$9,292,271

Total short-term investments (cost $9,292,271)		$9,292,271

TOTAL INVESTMENTS

Total investments (cost $27,393,534)(b)		$28,497,992

WRITTEN OPTIONS OUTSTANDING at 7/31/09 (premiums received $75,317) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Citigroup, Inc. (Put)	$33,400	Aug-09/$5.00	$61,410

Total			$61,410

Key to holding's currency abbreviations

EUR	Euro
USD / $	United States Dollar

Key to holding's abbreviations

FRN Floating Rate Notes

NOTES

(a) Percentages indicated are based on net assets of $28,514,724.

(b) The aggregate identified cost on a tax basis is $27,393,534, resulting in gross unrealized appreciation and depreciation of $5,106,687 and $4,002,229, respectively, or net unrealized appreciation of $1,104,458.

(NON) Non-income-producing security.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at July 31, 2009. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $3,991 for the period ended July 31, 2009. During the period ended July 31, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $22,144,412 and $12,852,141, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(R) Real Estate Investment Trust.

At July 31, 2009, liquid assets totaling $334,000 have been designated as collateral for open options contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRN are the current interest rates at July 31, 2009.

The dates shown on debt obligations are the original maturity dates.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Outstanding contracts at period end are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in The fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At July 31, 2009, the fund had no net unrealized losses on derivative contracts subject to the Master Agreements.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of July 31, 2009:

		Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:
	Basic materials	$716,753	$--	$--
	Capital goods	113,526	--	--
	Communication services	2,091,305	--	--
	Consumer cyclicals	99,008	--	--
	Energy	1,284,354	--	--
	Financials	1,054,960	--	--
	Health care	119,280	--	--
	Technology	426,895	--	--
	Transportation	121,268	--	--
	Utilities and power	408,001	--	--

Total Common stocks		6,435,350	--	--

Convertible bonds and notes		--	1,918,313	--

Convertible preferred stocks		--	516,000	--

Corporate bonds and notes		--	8,900,359	--

Purchased options outstanding		--	35,513	--

Senior loans		--	1,400,186	--

Short-term investments		9,292,271	--	--

	Totals by level	$15,727,621	$12,770,371	$--

		Level 1	Level 2	Level 3

Other financial instruments:		$--	$(61,410)	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts.

Market Values of Derivative Instruments as of July 31, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under Statement 133	Market value	Market value

Equity contracts	$35,513	$61,410

Total	$35,513	$61,410

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: September 29, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 29, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: April 30, 2010

Date of reporting period: July 31, 2009

Item 1. Schedule of Investments:

Putnam Equity Spectrum Fund

The fund's portfolio
7/31/09 (Unaudited)

COMMON STOCKS (70.9%)(a)
	Shares	Value

Airlines (1.3%)
Allegiant Travel Co. (NON)	2,800	$121,268
		121,268

Banking (5.3%)
Bank of America Corp.	6,900	102,051
Bank of New York Mellon Corp. (The)	1,800	49,212
JPMorgan Chase & Co.	5,400	208,710
Wells Fargo & Co.	5,500	134,530
		494,503

Broadcasting (0.7%)
Liberty Media Corp. - Capital Ser. A (NON)	4,200	61,236
		61,236

Cable television (8.2%)
Cablevision Systems Corp. Class A	8,200	167,854
DISH Network Corp. Class A (NON)	34,700	588,165
		756,019

Chemicals (6.7%)
W.R. Grace & Co. (NON)	37,200	618,636
		618,636

Commercial and consumer services (2.4%)
Alliance Data Systems Corp. (NON)	3,000	153,000
Orbitz Worldwide, Inc. (NON)	24,800	64,480
		217,480

Computers (3.6%)
Brocade Communications Systems, Inc. (NON)	26,800	210,648
Emulex Corp. (NON)	13,500	123,255
		333,903

Consumer finance (0.8%)
Capital One Financial Corp.	2,400	73,680
		73,680

Consumer services (--%)
OpenTable, Inc. (NON)	55	1,634
		1,634

Financial (3.2%)
AmeriCredit Corp. (NON)	4,800	75,312
Leucadia National Corp. (NON)	9,000	220,500
		295,812

Health-care services (3.5%)
DaVita, Inc. (NON)	4,900	243,530
Sun Healthcare Group, Inc. (NON)	5,200	50,596
WellCare Health Plans, Inc. (NON)	1,500	33,390
		327,516

Insurance (2.3%)
American Financial Group, Inc.	8,800	214,632
		214,632

Investment banking/Brokerage (2.4%)
Och-Ziff Capital Management Group Class A	21,200	220,904
		220,904

Lodging/Tourism (0.2%)
Full House Resorts, Inc. (NON)	1,008	2,470
Interstate Hotels & Resorts, Inc. (NON)	20,000	18,000
		20,470

Manufacturing (0.6%)
Thermadyne Holdings Corp. (NON)	12,000	57,240
		57,240

Oil and gas (14.3%)
Anadarko Petroleum Corp.	1,600	77,120

Cabot Oil & Gas Corp. Class A		2,500	87,825
EOG Resources, Inc.		800	59,224
Gastar Exploration, Ltd. (NON)		17,100	10,260
Marathon Oil Corp.		800	25,800
PetroHawk Energy Corp. (NON)		7,700	186,956
Pioneer Natural Resources Co.		11,800	336,889
Plains Exploration & Production Co. (NON)		9,000	257,850
Rosetta Resources, Inc. (NON)		4,700	48,739
Williams Cos., Inc. (The)		9,600	160,224
Williams Partners LP (Partnership Shares)		3,400	75,616
			1,326,503

Power producers (2.1%)
AES Corp. (The) (NON)		15,500	198,245
			198,245

Restaurants (3.6%)
AFC Enterprises (NON)		22,400	166,432
Famous Dave's Of America, Inc. (NON)		25,800	168,474
			334,906

Software (0.6%)
Red Hat, Inc. (NON)		2,600	59,358
			59,358

Technology (1.0%)
Unisys Corp. (NON)		52,600	94,154
			94,154

Telecommunications (7.5%)
EchoStar Corp. Class A (NON)		31,700	467,258
NeuStar, Inc. Class A (NON)		6,000	136,080
TerreStar Corp. (NON)		69,700	92,004
			695,342

Tobacco (0.6%)
Lorillard, Inc.		800	58,976
			58,976

Total common stocks (cost $6,109,300)			$6,582,417

PURCHASED OPTIONS OUTSTANDING (2.7%)(a)
	Expiration date/	Contract	Value
	strike price	amount

Citigroup, Inc. (Call)	Aug-09/$5.00	36,400	$276
S&P 500 Index Depository Receipts (SPDR Trust
Series 1) (Put)	Sep-09/$96.00	5,000	12,357
Saks, Inc. (Put)	Jan-10/$5.00	300,000	233,755

Total purchased options outstanding (cost $257,320)			$246,388

SHORT-TERM INVESTMENTS (28.8%)(a)
		Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)		2,673,028	$2,673,028

Total short-term investments (cost $2,673,028)			$2,673,028

TOTAL INVESTMENTS

Total investments (cost $9,039,648) (b)			$9,501,833

WRITTEN OPTIONS OUTSTANDING at 7/31/09 (premiums received $220,832) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Citigroup, Inc. (Put)	$36,400	Aug-09/$5.00	$66,926
Saks, Inc. (Put)	125,000	Jan-10/$5.00	140,265

Total			$207,191

NOTES

(a) Percentages indicated are based on net assets of $9,282,672.

(b) The aggregate identified cost on a tax basis is $9,039,648, resulting in gross unrealized appreciation and depreciation of $576,925 and $114,740, respectively, or net unrealized appreciation of $462,185.

(NON) Non-income-producing security.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $1,502 for the period ended July 31, 2009. During the period ended July 31, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $8,158,369 and $5,485,341, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

At July 31, 2009, liquid assets totaling $2,489,000 have been designated as collateral for open options contracts.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Outstanding contracts at period end are indicative of the volume of activity during the period.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of July 31, 2009:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:
Basic materials	$618,636	$--	$--
Capital goods	57,240	--	--
Communication services	1,451,361	--	--
Consumer cyclicals	299,186	--	--
Consumer staples	395,516	--	--
Energy	1,326,503	--	--
Financials	1,299,531	--	--
Health care	327,516	--	--
Technology	487,415	--	--
Transportation	121,268	--	--
Utilities and power	198,245	--	--

Total Common stocks	6,582,417	--	--

Purchased options outstanding	--	246,388	--

Short-term investments	2,673,028	--	--

Totals by level	$9,255,445	$246,388	$--

	Level 1	Level 2	Level 3

Other financial instruments:	$--	$(207,191)	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts.

Market Values of Derivative Instruments as of July 31, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under Statement 133	Market value	Market value

Equity contracts	$246,388	$207,191

Total	$246,388	$207,191

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: September 29, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 29, 2009